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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08413

Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 10 of its series, Evergreen; Aggressive Growth Fund, Balanced Fund, Evergreen Fund, Foundation Fund, Growth Fund, Large Cap Equity Fund, Large Company Growth Fund, Masters Fund, Mid Cap Growth Fund, Omega Fund, for the quarter ended December 31, 2004. These 10 series have a September 30 fiscal year end.
Date of reporting period:	December 31, 2004

Item 1 — Schedule of Investments

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 20.9%
Hotels, Restaurants & Leisure 6.3%
International Game Technology	135,000	$4,641,300
Las Vegas Sands Corp. *	5,000	240,000
Panera Bread Co., Class A þ *	55,000	2,217,600
Red Robin Gourmet Burgers, Inc. *	50,000	2,673,500
Shuffle Master, Inc. þ *	110,000	5,181,000

		14,953,400

Internet & Catalog Retail 7.1%
Amazon.com, Inc. *	155,300	6,878,237
eBay, Inc. *	87,800	10,209,384

		17,087,621

Specialty Retail 4.5%
Best Buy Co., Inc.	80,500	4,783,310
Chico's FAS, Inc. þ *	132,698	6,041,740

		10,825,050

Textiles, Apparel & Luxury Goods 3.0%
Coach, Inc. *	82,000	4,624,800
Deckers Outdoor Corp. þ *	55,000	2,584,450

		7,209,250

CONSUMER STAPLES 5.3%
Food & Staples Retailing 1.6%
United Natural Foods, Inc. þ *	123,400	3,837,740

Food Products 2.2%
McCormick & Co., Inc.	135,000	5,211,000

Personal Products 1.5%
Estee Lauder Companies, Inc., Class A	80,000	3,661,600

ENERGY 7.4%
Energy Equipment & Services 2.2%
Rowan Companies, Inc. *	115,000	2,978,500
Weatherford International, Ltd. *	43,000	2,205,900

		5,184,400

Oil & Gas 5.2%
Apache Corp.	105,000	5,309,850
Teekay Shipping Corp. þ	79,524	3,348,756
XTO Energy, Inc.	109,925	3,889,146

		12,547,752

HEALTH CARE 18.7%
Health Care Equipment & Supplies 7.4%
Alcon, Inc.	35,000	2,821,000
Cooper Companies, Inc. þ	45,000	3,176,550
Medtronic, Inc.	55,900	2,776,553
Millipore Corp. *	47,100	2,346,051
St. Jude Medical, Inc. *	100,000	4,193,000
Stryker Corp.	51,000	2,460,750

		17,773,904

Health Care Providers & Services 8.5%
Aetna, Inc.	38,700	4,827,825
American Healthways, Inc. þ *	170,000	5,616,800
Caremark Rx, Inc. *	164,000	6,466,520
WellPoint, Inc. *	30,000	3,450,000

		20,361,145

[1]

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 2.8%
Endo Pharmaceuticals Holdings, Inc. *	115,000	$2,417,300
Mylan Laboratories, Inc. þ	125,000	2,210,000
Salix Pharmaceuticals, Ltd. þ *	107,499	1,890,907

		6,518,207

INDUSTRIALS 7.1%
Aerospace & Defense 2.0%
L-3 Communications Holdings, Inc.	35,000	2,563,400
Lockheed Martin Corp.	40,000	2,222,000

		4,785,400

Commercial Services & Supplies 1.3%
Cendant Corp.	130,600	3,053,428

Electrical Equipment 2.0%
Cooper Industries, Ltd., Class A	71,800	4,874,502

Trading Companies & Distributors 1.8%
Fastenal Co.	70,000	4,309,200

INFORMATION TECHNOLOGY 36.6%
Communications Equipment 10.4%
Cisco Systems, Inc. *	121,400	2,343,020
Corning, Inc. *	310,000	3,648,700
F5 Networks, Inc. þ *	100,000	4,872,000
Motorola, Inc.	335,000	5,762,000
QUALCOMM, Inc.	150,000	6,360,000
Research In Motion, Ltd. *	22,000	1,813,240

		24,798,960

Computers & Peripherals 3.9%
Apple Computer, Inc. *	65,000	4,186,000
EMC Corp. *	255,000	3,791,850
palmOne, Inc. þ *	46,000	1,451,300

		9,429,150

Internet Software & Services 8.4%
InfoSpace, Inc. þ *	40,000	1,902,000
SINA Corp. þ *	120,000	3,847,200
VeriSign, Inc. *	215,000	7,206,800
Yahoo!, Inc. *	190,000	7,159,200

		20,115,200

IT Services 5.6%
Affiliated Computer Services, Inc., Class A *	106,000	6,380,140
Cognizant Technology Solutions Corp., Class A *	165,000	6,984,450

		13,364,590

Office Electronics 1.1%
Zebra Technologies Corp., Class A *	45,000	2,532,600

Semiconductors & Semiconductor Equipment 4.3%
Altera Corp. *	125,000	2,587,500
Marvell Technology Group, Ltd. *	115,000	4,079,050
Texas Instruments, Inc.	150,000	3,693,000

		10,359,550

Software 2.9%
Microsoft Corp.	260,100	6,947,271

[2]

EVERGREEN AGGRESSIVE GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.9%
Chemicals 1.2%
Air Products & Chemicals, Inc.	50,000	$2,898,500

Metals & Mining 1.7%
Massey Energy Co. þ	117,900	4,120,605

Total Common Stocks (cost $190,341,235)		236,760,025

SHORT-TERM INVESTMENTS 17.2%
MUTUAL FUND SHARES 17.2%
Evergreen Institutional U.S. Government Money Market Fund ø	1,436,542	1,436,542
Navigator Prime Portfolio þþ	39,821,758	39,821,758

Total Short-Term Investments (cost $41,258,300)		41,258,300

Total Investments (cost $231,599,535) 116.1%		278,018,325
Other Assets and Liabilities (16.1%)		(38,532,874)

Net Assets 100.0%		$239,485,451

*	Non-income producing security
þ	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $232,465,591. The gross unrealized appreciation and depreciation on securities based on tax cost was $46,403,280 and $850,546, respectively, with a net unrealized appreciation of $45,552,734.

[3]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
Fixed-rate 4.4%
FNMA:
4.87%, 05/01/2013	$2,495,000	$2,545,787
6.03%, 06/01/2008	3,853,061	4,072,775
6.19%, 07/01/2011	2,929,070	3,191,462
6.33%, 09/01/2008	1,587,696	1,685,874
6.54%, 12/01/2007	458,096	485,862
6.56%, 12/01/2007	1,734,655	1,840,635
6.79%, 07/01/2009	2,139,884	2,341,564
6.80%, 01/01/2007	5,028,017	5,257,913
6.91%, 07/01/2009	1,900,612	2,088,090
7.06%, 08/01/2006	2,263,177	2,348,463
7.09%, 10/01/2007	1,877,838	2,002,479
7.22%, 07/01/2007	2,260,380	2,405,251
7.32%, 12/01/2010	2,534,124	2,885,415
7.47%, 08/01/2007	1,358,273	1,448,842
7.53%, 05/01/2007	4,131,835	4,398,317

Total Agency Commercial Mortgage-Backed Securities (cost $38,671,195)		38,998,729

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.9%
Fixed-rate 3.9%
FHLMC:
Ser. 2727, Class PD, 4.50%, 06/15/2029	3,300,000	3,253,985
Ser. 2752, Class PE, 5.00%, 02/15/2028	3,172,000	3,220,054
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,164,820
Ser. 2780, Class BD, 4.50%, 10/15/2017	3,575,000	3,625,503
Ser. 2840, Class NC, 5.50%, 03/15/2028	3,815,000	3,921,956
Ser. 2840, Class OD, 5.00%, 07/15/2029	3,793,000	3,834,754
Ser. 2859, Class PC, 5.50%, 11/15/2027	3,000,000	3,074,894
FNMA:
Ser. 2001-69, Class PG, 6.00%, 12/25/2016	4,013,000	4,230,480
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	865,000	904,294
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	3,605,000	3,630,072
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	1,555,000	1,458,746

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $34,246,662)		34,319,558

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 3.5%
Fixed-rate 3.5%
FHLMC:
4.50%, TBA #	8,240,000	7,959,329
6.50%, 07/01/2031	88,718	93,257
7.50%, 06/01/2032	974,703	1,045,034
FNMA:
4.50%, TBA #	5,435,000	5,418,016
5.00%, TBA #	4,325,000	4,291,213
6.50%, 12/01/2031	5,103,046	5,380,276
7.00%, 05/01/2032	2,187,725	2,319,834
7.50%, 02/25/2029	1,981,991	2,127,801
9.00%, 08/01/2014	1,185,354	1,275,500
GNMA, 6.50%, 10/15/2008 - 02/15/2013	512,425	544,932

Total Agency Mortgage-Backed Pass Through Securities (cost $30,261,208)		30,455,192

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	3,890,000	3,982,026
Ser. 2003-W19, Class 1-A5, 5.50%, 11/25/2033	6,345,000	6,466,845

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $10,702,904)		10,448,871

[1]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.9%
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	$1,385,781	$1,461,700
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	1,716,476	1,819,997
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	2,207,780	2,340,931
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	2,393,649	2,506,197
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,697,565	2,853,957
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	2,622,239	2,743,518
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	3,013,566	3,142,406

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $17,021,107)		16,868,706

ASSET-BACKED SECURITIES 0.6%
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	3,515,000	3,577,265
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,995,000	2,035,711

Total Asset-Backed Securities (cost $5,588,578)		5,612,976

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.5%
Fixed-rate 2.5%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	668,992	717,341
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	1,388,521	1,456,879
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	3,108,325	3,046,793
Credit Suisse First Boston Mtge., Ser. 2004-ZQ2, Class A2, 5.42%, 05/15/2036	1,430,000	1,493,440
GMAC Comml. Mtge. Securities, Inc., Ser. 2000-C3, Class A2, 6.96%, 09/15/2035	3,940,000	4,456,249
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.38%, 06/12/2041	2,750,000	2,880,937
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	2,593,495	2,789,504
Ser. 2002-C2, Class A4, 5.59%, 06/15/2031	1,920,000	2,048,233
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	3,414,058	3,371,209

Total Commercial Mortgage-Backed Securities (cost $22,384,132)		22,260,585

CORPORATE BONDS 8.8%
CONSUMER DISCRETIONARY 1.5%
Auto Components 0.0%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	30,000	31,350
HLI Operating, Inc., 10.50%, 06/15/2010	110,000	118,525
Tenneco Automotive, Inc., 10.25%, 07/15/2013	60,000	71,100

		220,975

Automobiles 0.5%
Ford Motor Co., 6.375%, 02/01/2029	1,750,000	1,579,462
General Motors Corp., 7.20%, 01/15/2011	3,000,000	3,080,655

		4,660,117

Hotels, Restaurants & Leisure 0.2%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	278,125
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	250,000	252,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	250,000	283,750
Seneca Gaming Corp., 7.25%, 05/01/2012	255,000	269,663
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	250,000	248,750

		1,332,788

Household Durables 0.1%
K. Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	250,000	253,125
Meritage Corp., 9.75%, 06/01/2011	100,000	111,000
Schuler Homes, Inc., 10.50%, 07/15/2011 	200,000	228,500
WCI Communities, Inc., 9.125%, 05/01/2012	200,000	223,000

		815,625

[2]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 0.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	$350,000	$378,875
Dex Media West LLC, 8.50%, 08/15/2010	155,000	173,212
Emmis Communications Corp., 6.875%, 05/15/2012	100,000	105,125
Mediacom Capital Corp., 9.50%, 01/15/2013	205,000	206,794
Mediacom LLC, 7.875%, 02/15/2011	140,000	137,900
MediaNews Group, Inc., 6.375%, 04/01/2014	200,000	199,000
R.H. Donnelley Finance Corp., 10.875%, 12/15/2012	150,000	178,875
Time Warner, Inc., 7.625%, 04/15/2031	2,000,000	2,427,126

		3,806,907

Multi-line Retail 0.1%
May Department Stores Co., 7.45%, 09/15/2011	1,000,000	1,141,619

Specialty Retail 0.1%
CSK Auto, Inc., 7.00%, 01/15/2014	200,000	197,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	200,000	213,500
Michaels Stores, Inc., 9.25%, 07/01/2009	200,000	215,314
Payless Shoesource, Inc., 8.25%, 08/01/2013	75,000	76,969
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	200,000	235,000
United Auto Group, Inc., 9.625%, 03/15/2012	200,000	222,000

		1,160,033

Textiles, Apparel & Luxury Goods 0.1%
Warnaco Group, Inc., 8.875%, 06/15/2013	350,000	386,750

CONSUMER STAPLES 0.2%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	650,000	765,727

Food & Staples Retailing 0.0%
Rite Aid Corp., 8.125%, 05/01/2010	200,000	212,500
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	200,000	219,500

		432,000

Food Products 0.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	70,000	74,900
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	250,000	254,375
Del Monte Corp., 8.625%, 12/15/2012	200,000	225,000
Dole Food Co., Inc., 7.25%, 06/15/2010	30,000	30,975

		585,250

Personal Products 0.0%

Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	100,000	108,500

ENERGY 0.3%
Energy Equipment & Services 0.1%
Dresser, Inc., 9.375%, 04/15/2011	200,000	220,000
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	250,000	252,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	100,000	105,125

		577,625

Oil & Gas 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	250,000	263,125
Evergreen Resources, Inc., 5.875%, 03/15/2012	40,000	41,841
Exco Resources, Inc., 7.25%, 01/15/2011	70,000	75,250
Ferrellgas LP, 6.75%, 05/01/2014	180,000	185,850
Forest Oil Corp., 7.75%, 05/01/2014	250,000	273,125
Frontier Oil Corp., 6.625%, 10/01/2011 144A	50,000	51,250
[3]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	$800,000	$933,297
Plains Exploration & Production Co., 8.75%, 07/01/2012	200,000	224,500
Stone Energy Corp., 8.25%, 12/15/2011	175,000	189,875

		2,238,113

FINANCIALS 4.2%
Capital Markets 1.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	4,425,000	4,574,906
Goldman Sachs & Co., Inc., 7.35%, 10/01/2009	1,085,000	1,235,423
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,814,605
Morgan Stanley, 3.625%, 04/01/2008	400,000	398,112

		10,023,046

Commercial Banks 0.4%
Bank of America Corp., 7.125%, 05/01/2006	1,000,000	1,049,243
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,571,352

		3,620,595

Consumer Finance 0.6%
Household Finance Corp., 4.75%, 05/15/2009	3,000,000	3,079,290
Sprint Capital Corp., 6.875%, 11/15/2028	2,160,000	2,371,959

		5,451,249

Diversified Financial Services 0.0%
Arch Western Finance LLC, 6.75%, 07/01/2013	350,000	363,125

Insurance 0.4%
American General Finance Corp., 5.75%, 03/15/2007	925,000	966,395
American General Finance Corp. MTN, 3.875%, 10/01/2009	1,700,000	1,674,616
Couche Tard LP, 7.50%, 12/15/2013	100,000	107,750
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	280,000

		3,028,761

Real Estate 1.7%
CB Richard Ellis Services, Inc., REIT, 9.75%, 05/15/2010	227,000	259,915
Duke Realty LP, REIT, 7.05%, 03/01/2006	700,000	721,668
EOP Operating LP:
7.00%, 07/15/2011	3,250,000	3,670,030
6.75%, 02/15/2008	500,000	540,746
ERP Operating LP, 6.63%, 04/13/2015	4,680,000	4,727,919
FelCor Suites LP, REIT, 7.625%, 10/01/2007	250,000	265,000
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013	200,000	214,750
Ixis Real Estate Capital Trust, 2.35%, 02/25/2035	3,064,386	3,066,358
La Quinta Properties, Inc. , REIT, 7.00%, 08/15/2012	75,000	79,687
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	1,250,000	1,285,766
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	200,000	213,500

		15,045,339

HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.0%
Neighborcare, Inc., 6.875%, 11/15/2013 	135,000	142,088

Health Care Providers & Services 0.2%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	350,000	358,750
HCA, Inc., 6.375%, 01/15/2015	250,000	251,473
Omnicare, Inc., 6.125%, 06/01/2013	175,000	176,750
Service Corp. International, 6.75%, 04/01/2016	110,000	114,400
Triad Hospitals, Inc., 7.00%, 11/15/2013	400,000	411,000

		1,312,373

[4]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.9%
Aerospace & Defense 0.1%
Aviall, Inc., 7.625%, 07/01/2011	$190,000	$203,300
DRS Technologies, Inc., 6.875%, 11/01/2013	350,000	367,500

		570,800

Air Freight & Logistics 0.2%
United Parcel Service, Inc., 8.375%, 04/01/2020	1,000,000	1,344,549

Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	350,000	371,000
Allied Waste North America, Inc., 6.50%, 11/15/2010	50,000	49,250
Cenveo Corp., 7.875%, 12/01/2013	135,000	126,225
Geo Group, Inc., 8.25%, 07/15/2013	250,000	268,750
Hines Nurseries, Inc., 10.25%, 10/01/2011	75,000	82,312
Manitowoc Co., Inc., 7.125%, 11/01/2013	75,000	81,563
NationsRent West, Inc., 9.50%, 10/15/2010	200,000	225,000

		1,204,100

Machinery 0.1%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	250,000	279,375
Cummins, Inc., 9.50%, 12/01/2010	50,000	57,000
Terex Corp., 7.375%, 01/15/2014	200,000	215,500
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	200,000	199,000

		750,875

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
6.75%, 07/15/2011	1,050,000	1,188,627
5.90%, 07/01/2012	2,000,000	2,165,100

		3,353,727

Transportation Infrastructure 0.0%
Offshore Logistics, Inc., 6.125%, 06/15/2013	350,000	357,000

INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Stratus Technologies, Inc., 10.375%, 12/01/2008	300,000	272,250
Unisys Corp., 6.875%, 03/15/2010	200,000	215,000

		487,250

MATERIALS 0.9%
Chemicals 0.3%
Airgas, Inc., 9.125%, 10/01/2011	400,000	447,000
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	180,000	184,050
Dow Chemical Co., 8.625%, 04/01/2006	836,000	886,419
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	233,000
FMC Corp., 10.25%, 11/01/2009	150,000	172,875
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	67,000	80,065
11.625%, 10/15/2010	200,000	237,500
Lyondell Chemical Co., 10.50%, 06/01/2013	250,000	298,750
Nalco Co., 7.75%, 11/15/2011	200,000	217,000

		2,756,659

Containers & Packaging 0.1%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	250,000	236,250
Graphic Packaging International, Inc., 8.50%, 08/15/2011	200,000	219,500
Jefferson Smurfit Corp., 7.50%, 06/01/2013	200,000	214,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 144A	250,000	253,750
Smurfit-Stone Container Corp., 9.75%, 02/01/2011	200,000	220,000

		1,144,000

[5]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 0.4%
Alcan, Inc., 6.125%, 12/15/2033	$2,500,000	$2,655,180
Century Aluminum Co., 7.50%, 08/15/2014 144A	250,000	267,500
Peabody Energy Corp.:
6.875%, 03/15/2013	170,000	184,875
5.875%, 04/15/2016	155,000	155,000
U.S. Steel Corp., 10.75%, 08/01/2008	60,000	70,950

		3,333,505

Paper & Forest Products 0.1%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	30,000	31,875
Buckeye Technologies, Inc., 8.50%, 10/01/2013	250,000	272,500
Georgia Pacific Corp., 8.125%, 05/15/2011	250,000	288,750
Neenah Paper, Inc., 7.375%, 11/15/2014 144A	250,000	255,000

		848,125

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Insight Midwest LP, 10.50%, 11/01/2010	200,000	220,000
Qwest Corp., 7.875%, 09/01/2011 144A	225,000	245,250

		465,250

Wireless Telecommunication Services 0.0%
Nextel Communications, Inc., 5.95%, 03/15/2014	350,000	364,000

UTILITIES 0.4%
Electric Utilities 0.3%
Georgia Power Co., Ser. G, 6.20%, 02/01/2006	1,250,000	1,290,360
Progress Energy, Inc., 7.75%, 03/01/2031	1,275,000	1,534,906

		2,825,266

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	175,000	191,625
Reliant Resources, Inc., 9.50%, 07/15/2013	200,000	228,250

		419,875

Total Corporate Bonds (cost $72,342,467)		77,443,586

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes:
2.75%, 07/31/2006	1,100,000	1,096,778
3.375%, 11/15/2008	1,455,000	1,451,534
5.00%, 08/15/2011	690,000	734,769
6.00%, 02/15/2026	19,540,000	22,389,343

Total U.S. Treasury Obligations (cost $24,718,778)		25,672,424

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
Fixed-rate 1.2%
Banc of America Funding Corp., Ser. 2004-C, Class 3A1, 5.20%, 12/25/2034 	3,018,599	3,066,896
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-N, Class A6, 4.00%, 08/25/2034	1,585,000	1,574,977
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	2,845,000	2,784,562
Ser. 2004-Z, Class A1, 4.61%, 12/25/2034 	2,872,410	2,885,336

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $10,201,455)		10,311,771

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
Fixed-rate 0.7%
MASTR Alternative Loan Trust, Ser. 2004-11ZR, Class 3A2, 4.50%, 07/25/2019	4,253,721	4,246,350
Residential Asset Mtge. Products, Inc., Ser. 2004-SL2, Class AI, 6.50%, 10/25/2016	2,041,607	2,098,392

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $6,209,992)		6,344,742

[6]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 0.1%
INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Celestica, Inc., 7.875%, 07/01/2011	$110,000	$118,525

MATERIALS 0.0%
Paper & Forest Products 0.0%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	350,000	376,250

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Rogers Cantel, Inc., 9.75%, 06/01/2016	200,000	240,000
Rogers Wireless, Inc., 6.375%, 03/01/2014	200,000	199,000

		439,000

Total Yankee Obligations-Corporate (cost $893,741)		933,775

	Shares	Value

COMMON STOCKS 66.1%
CONSUMER DISCRETIONARY 8.0%
Hotels, Restaurants & Leisure 0.4%
Starbucks Corp. *	64,596	4,028,207

Household Durables 0.6%
D.R. Horton, Inc.	126,100	5,083,091

Internet & Catalog Retail 0.5%
eBay, Inc. *	38,976	4,532,129

Media 1.5%
Comcast Corp., Class A *	149,602	4,978,755
Omnicom Group, Inc.	6,939	585,096
Viacom, Inc., Class B	214,000	7,787,460

		13,351,311

Multi-line Retail 0.8%
Nordstrom, Inc.	150,700	7,042,211

Specialty Retail 2.7%
Best Buy Co., Inc.	112,041	6,657,476
Chico's FAS, Inc. *	59,300	2,699,929
Lowe's Companies, Inc.	161,691	9,311,785
Staples, Inc.	152,647	5,145,730

		23,814,920

Textiles, Apparel & Luxury Goods 1.5%
Nike, Inc., Class B	74,600	6,765,474
Polo Ralph Lauren Corp., Class A	144,961	6,175,339

		12,940,813

CONSUMER STAPLES 5.6%
Beverages 1.4%
Diageo plc	361,800	5,152,157
PepsiCo, Inc.	135,067	7,050,497

		12,202,654

Food & Staples Retailing 2.7%
BJ's Wholesale Club, Inc. *	215,700	6,283,341
CVS Corp.	196,296	8,847,061
Wal-Mart Stores, Inc.	157,306	8,308,903

		23,439,305

[7]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 0.5%
General Mills, Inc.	92,707	$4,608,465

Household Products 1.0%
Colgate-Palmolive Co.	59,897	3,064,331
Procter & Gamble Co.	106,555	5,869,049

		8,933,380

ENERGY 4.6%
Energy Equipment & Services 0.4%
Schlumberger, Ltd.	47,700	3,193,515

Oil & Gas 4.2%
Apache Corp.	133,340	6,743,004
BP plc, ADR	190,100	11,101,840
Exxon Mobil Corp.	309,382	15,858,921
Occidental Petroleum Corp.	60,300	3,519,108

		37,222,873

FINANCIALS 12.8%
Capital Markets 1.8%
Goldman Sachs Group, Inc.	69,600	7,241,184
Morgan Stanley	152,701	8,477,960

		15,719,144

Commercial Banks 4.1%
Bank of America Corp.	359,758	16,905,028
North Fork Bancorp, Inc.	121,200	3,496,620
U.S. Bancorp	103,667	3,246,851
Wells Fargo & Co.	91,195	5,667,769
Zions Bancorp	96,600	6,571,698

		35,887,966

Consumer Finance 1.5%
American Express Co.	138,821	7,825,340
Capital One Financial Corp.	69,100	5,818,911

		13,644,251

Diversified Financial Services 3.3%
Citigroup, Inc.	413,667	19,930,476
JPMorgan Chase & Co.	230,028	8,973,392

		28,903,868

Insurance 1.4%
American International Group, Inc.	125,797	8,261,089
MetLife, Inc.	102,900	4,168,479

		12,429,568

Thrifts & Mortgage Finance 0.7%
Fannie Mae	42,571	3,031,481
Freddie Mac	41,218	3,037,766

		6,069,247

HEALTH CARE 8.5%
Biotechnology 0.7%
Amgen, Inc. *	99,485	6,381,963

Health Care Equipment & Supplies 2.2%
Medtronic, Inc.	67,016	3,328,685
Millipore Corp. *	97,400	4,851,494
St. Jude Medical, Inc. *	154,800	6,490,764
Zimmer Holdings, Inc. *	55,619	4,456,194

		19,127,137

[8]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.5%
Aetna, Inc.	68,900	$8,595,275
Caremark Rx, Inc. *	202,600	7,988,518
WellPoint, Inc. *	49,596	5,703,540

		22,287,333

Pharmaceuticals 3.1%
Abbott Laboratories	91,300	4,259,145
Johnson & Johnson	192,732	12,223,063
Pfizer, Inc.	259,894	6,988,550
Wyeth	77,674	3,308,136

		26,778,894

INDUSTRIALS 9.7%
Aerospace & Defense 1.8%
Lockheed Martin Corp.	157,838	8,767,901
United Technologies Corp.	70,300	7,265,505

		16,033,406

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	38,600	3,298,756

Airlines 0.3%
Southwest Airlines Co.	150,000	2,442,000

Building Products 1.4%
American Standard Companies, Inc.	134,019	5,537,665
Masco Corp.	194,500	7,105,085

		12,642,750

Commercial Services & Supplies 0.5%
Cendant Corp.	210,117	4,912,535

Electrical Equipment 0.4%
Rockwell Automation, Inc.	70,300	3,483,365

Industrial Conglomerates 3.8%
General Electric Co.	672,971	24,563,442
Tyco International, Ltd.	249,484	8,916,558

		33,480,000

Machinery 1.1%
Deere & Co.	48,707	3,623,801
Dover Corp.	143,729	6,027,994

		9,651,795

INFORMATION TECHNOLOGY 12.7%
Communications Equipment 2.4%
Cisco Systems, Inc. *	267,052	5,154,103
Corning, Inc. *	225,653	2,655,936
Motorola, Inc.	302,600	5,204,720
QUALCOMM, Inc.	203,100	8,611,440

		21,626,199

Computers & Peripherals 2.7%
Dell, Inc. *	210,561	8,873,040
Hewlett-Packard Co.	177,408	3,720,246
International Business Machines Corp.	68,282	6,731,240
Lexmark International, Inc., Class A *	52,413	4,455,105

		23,779,631

[9]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Accenture, Ltd., Class A *	238,390	$6,436,530
Cognizant Technology Solutions Corp., Class A *	91,400	3,868,962

		10,305,492

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp. *	364,675	7,548,772
Intel Corp.	209,883	4,909,163
Texas Instruments, Inc.	222,459	5,476,941

		17,934,876

Software 4.4%
Cadence Design Systems, Inc. *	153,900	2,125,359
Citrix Systems, Inc. *	158,900	3,897,817
Microsoft Corp.	715,702	19,116,401
Oracle Corp.	989,696	13,578,629

		38,718,206

MATERIALS 2.4%
Chemicals 1.4%
Air Products & Chemicals, Inc.	102,169	5,922,737
PPG Industries, Inc.	100,179	6,828,200

		12,750,937

Metals & Mining 0.6%
Alcoa, Inc.	167,971	5,277,649

Paper & Forest Products 0.4%
Weyerhaeuser Co.	52,400	3,522,328

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	282,559	11,446,465

UTILITIES 0.5%
Multi-Utilities & Unregulated Power 0.5%
ONEOK, Inc.	155,470	4,418,458

Total Common Stocks (cost $473,630,250)		583,347,093

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $28,877,996)		28,877,996
		28,877,996

Total Investments (cost $775,750,465) 101.1%		891,896,004
Other Assets and Liabilities (1.1%)		(9,525,403)

Net Assets 100.0%		$882,370,601

[10]

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
#	When-issued or delayed delivery securities
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $782,148,303. The gross unrealized appreciation and depreciation on securities based on tax cost was $113,771,451 and $4,023,750, respectively, with a net unrealized appreciation of $109,747,701.

[11]

EVERGREEN FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 14.4%
Hotels, Restaurants & Leisure 1.5%
International Game Technology	91,000	$3,128,580
Starbucks Corp. *	56,600	3,529,576

		6,658,156

Internet & Catalog Retail 2.9%
Amazon.com, Inc. *	133,500	5,912,715
eBay, Inc. *	59,000	6,860,520

		12,773,235

Media 4.7%
Comcast Corp., Class A *	185,511	6,092,182
Liberty Media Corp., Class A *	296,040	3,250,519
News Corp., Ltd., ADR þ	201,448	3,759,020
Omnicom Group, Inc.	19,000	1,602,080
Time Warner, Inc. *	319,855	6,217,981

		20,921,782

Multi-line Retail 1.2%
Target Corp.	100,000	5,193,000

Specialty Retail 2.0%
Best Buy Co., Inc.	69,500	4,129,690
Home Depot, Inc.	113,000	4,829,620

		8,959,310

Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc. *	90,000	5,076,000
Liz Claiborne, Inc.	62,630	2,643,612
Nike, Inc., Class B	15,000	1,360,350

		9,079,962

CONSUMER STAPLES 7.6%
Beverages 1.9%
Diageo plc, ADR	52,000	3,009,760
PepsiCo, Inc.	103,101	5,381,872

		8,391,632

Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	86,053	4,545,320

Food Products 1.0%
General Mills, Inc.	83,202	4,135,971

Household Products 2.2%
Colgate-Palmolive Co.	82,674	4,229,602
Kimberly-Clark Corp.	29,636	1,950,345
Procter & Gamble Co.	65,000	3,580,200

		9,760,147

Tobacco 1.5%
Altria Group, Inc.	110,590	6,757,049

ENERGY 7.8%
Energy Equipment & Services 1.6%
Schlumberger, Ltd.	107,941	7,226,650

Oil & Gas 6.2%
Apache Corp.	53,860	2,723,700
Burlington Resources, Inc.	75,000	3,262,500
ChevronTexaco Corp.	59,717	3,135,740
Exxon Mobil Corp.	258,171	13,233,845
XTO Energy, Inc.	133,015	4,706,071

		27,061,856

[1]

EVERGREEN FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.4%
Capital Markets 5.0%
Bank of New York Co.	56,191	$1,877,903
Goldman Sachs Group, Inc.	32,000	3,329,280
Legg Mason, Inc.	33,176	2,430,474
Merrill Lynch & Co., Inc.	81,880	4,893,967
Morgan Stanley	125,386	6,961,431
State Street Corp.	50,973	2,503,794

		21,996,849

Commercial Banks 3.9%
Bank of America Corp.	196,546	9,235,697
U.S. Bancorp	126,916	3,975,009
Wells Fargo & Co.	62,735	3,898,980

		17,109,686

Consumer Finance 1.8%
American Express Co.	142,013	8,005,273

Diversified Financial Services 4.2%
Citigroup, Inc.	263,492	12,695,044
JPMorgan Chase & Co.	146,700	5,722,767

		18,417,811

Insurance 3.2%
Allstate Corp.	73,207	3,786,266
American International Group, Inc.	80,225	5,268,376
Hartford Financial Services Group, Inc.	35,231	2,441,861
Prudential Financial, Inc.	45,386	2,494,414

		13,990,917

Thrifts & Mortgage Finance 1.3%
Fannie Mae	15,000	1,068,150
Washington Mutual, Inc.	116,028	4,905,664

		5,973,814

HEALTH CARE 9.7%
Health Care Equipment & Supplies 3.9%
Medtronic, Inc.	124,621	6,189,925
Millipore Corp. *	56,100	2,794,341
St. Jude Medical, Inc. *	86,500	3,626,945
Stryker Corp.	25,800	1,244,850
Zimmer Holdings, Inc. *	40,000	3,204,800

		17,060,861

Health Care Providers & Services 1.7%
Aetna, Inc.	31,300	3,904,675
Caremark Rx, Inc. *	95,000	3,745,850

		7,650,525

Pharmaceuticals 4.1%
Abbott Laboratories	48,914	2,281,838
Merck & Co., Inc.	89,026	2,861,296
Pfizer, Inc.	294,842	7,928,301
Wyeth	111,685	4,756,664

		17,828,099

[2]

EVERGREEN FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.1%
Aerospace & Defense 2.2%
Honeywell International, Inc.	47,432	$1,679,567
L-3 Communications Holdings, Inc.	15,000	1,098,600
Lockheed Martin Corp.	75,000	4,166,250
Northrop Grumman Corp.	54,894	2,984,038

		9,928,455

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	50,000	4,273,000

Building Products 0.5%
Masco Corp.	58,000	2,118,740

Commercial Services & Supplies 0.6%
Cendant Corp.	113,000	2,641,940

Electrical Equipment 1.0%
Cooper Industries, Ltd., Class A	66,000	4,480,740

Industrial Conglomerates 5.3%
General Electric Co.	393,000	14,344,500
Tyco International, Ltd.	250,105	8,938,753

		23,283,253

Machinery 0.5%
Deere & Co.	31,635	2,353,644

INFORMATION TECHNOLOGY 19.5%
Communications Equipment 3.6%
Cisco Systems, Inc. *	188,100	3,630,330
Corning, Inc. *	245,000	2,883,650
Motorola, Inc.	265,000	4,558,000
QUALCOMM, Inc.	106,000	4,494,400

		15,566,380

Computers & Peripherals 4.1%
Apple Computer, Inc. *	20,000	1,288,000
Dell, Inc. *	109,000	4,593,260
EMC Corp. *	165,000	2,453,550
Hewlett-Packard Co.	98,000	2,055,060
International Business Machines Corp.	54,938	5,415,788
Lexmark International, Inc., Class A *	24,000	2,040,000

		17,845,658

Internet Software & Services 1.6%
VeriSign, Inc. *	75,000	2,514,000
Yahoo!, Inc. *	119,000	4,483,920

		6,997,920

IT Services 3.2%
Accenture, Ltd., Class A *	125,000	3,375,000
Affiliated Computer Services, Inc., Class A *	85,000	5,116,150
Cognizant Technology Solutions Corp., Class A *	135,000	5,714,550

		14,205,700

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. *	50,058	1,036,201
Intel Corp.	276,472	6,466,680
Texas Instruments, Inc.	130,000	3,200,600

		10,703,481

[3]

EVERGREEN FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.6%
Microsoft Corp.	548,486	$14,650,061
Oracle Corp. *	417,139	5,723,147

		20,373,208

MATERIALS 3.4%
Chemicals 2.0%
Air Products & Chemicals, Inc.	54,000	3,130,380
Dow Chemical Co.	63,587	3,148,192
PPG Industries, Inc.	35,000	2,385,600

		8,664,172

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., Class B þ	58,186	2,224,451
Peabody Energy Corp. þ	23,167	1,874,442
Phelps Dodge Corp.	21,572	2,133,902

		6,232,795

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.6%
ALLTEL Corp.	41,483	2,437,541
SBC Communications, Inc.	108,148	2,786,974
Sprint Corp.	107,983	2,683,378
Verizon Communications, Inc.	84,748	3,433,141

		11,341,034

Wireless Telecommunication Services 0.9%
Western Wireless Corp., Class A þ *	138,650	4,062,445

UTILITIES 1.7%
Electric Utilities 1.7%
Allete, Inc. þ	42,070	1,546,073
DPL, Inc. þ	33,922	851,781
PG&E Corp. *	79,754	2,654,213
Southern Co.	71,302	2,390,043

		7,442,110

Total Common Stocks (cost $363,240,016)		432,012,580

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional U.S. Government Money Market Fund ø	9,015,665	9,015,665
Navigator Prime Portfolio þþ	10,059,191	10,059,191

Total Short-Term Investments (cost $19,074,856)		19,074,856

Total Investments (cost $382,314,872) 102.4%		451,087,436
Other Assets and Liabilities (2.4%)		(10,670,432)

Net Assets 100.0%		$440,417,004

*	Non-income producing security
þ	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $388,475,886. The gross unrealized appreciation and depreciation on securities based on tax cost was $69,468,871 and $6,857,321, respectively, with a net unrealized appreciation of $62,611,550.

[4]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.3%
FIXED-RATE 5.3%
FHLMC:
Ser. 2003-A15, Class 1A4, 8.50%, 09/01/2020	$674,418	$745,782
Ser. 2727, Class PD, 4.50%, 06/15/2029	3,650,000	3,599,104
Ser. 2894, Class QB, 5.50%, 02/15/2028	3,083,000	3,157,028
FNMA:
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	7,140,000	7,422,409
Ser. 2001-C14, Class 1W6, 6.35%, 05/01/2011	1,447,437	1,550,284
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	8,350,000	8,729,315
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	2,971,000	3,119,649
Ser. 2002-W10, Class B6, 4.90%, 01/01/2013	7,056,362	7,222,615
Ser. 2002-W14, Class 1C6, 6.00%, 08/01/2006	328,085	333,532
Ser. 2003-92, Class PD, 4.50%, 03/25/2017	5,000,000	5,034,773
Ser. 2003-W12, Class 1D14, 5.85%, 02/01/2009	416,325	440,833
Ser. 2003-W14, Class 1A6:
4.50%, 07/25/2033	5,600,000	5,624,835
6.40%, 06/01/2009	4,175,181	4,508,041
Ser. 2004-W05, Class C25, 7.50%, 10/01/2031	1,386,994	1,486,521

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $53,063,651)		52,974,721

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.6%
FIXED-RATE 4.6%
FHLMC:
4.50%, TBA #	5,615,000	5,423,742
6.50%, 03/25/2043	3,550,033	3,734,450
FNMA:
4.50%, TBA #	5,405,000	5,388,109
5.70%, 10/01/2008	6,818,573	7,183,765
5.84%, 12/01/2008	10,030,238	10,605,335
6.50%, 07/01/2032	4,825,830	5,066,990
7.00%, 06/01/2032	1,724,387	1,828,517
7.19%, 05/01/2007	2,622,657	2,767,367
7.50%, 02/25/2029	1,340,036	1,441,159
GNMA, 3.50%, 09/20/2029	2,238,857	2,281,032

Total Agency Mortgage-Backed Pass Through Securities (cost $45,347,761)		45,720,466

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FNMA:
Ser. 2003-W6, Class 2A31, 5.00%, 09/25/2042	4,295,000	4,329,814
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	4,436,628	4,541,585

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $9,022,310)		8,871,399

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 4.2%
FHLMC:
Ser. 2001-T5, Class A2, 6.97%, 02/19/2030	2,816,836	2,942,010
Ser. 2005-T5, Class A5, 4.50%, 09/15/2015	5,170,400	5,242,821
Ser. T-54, Class 3A, 7.00%, 02/25/2043	2,458,566	2,609,921
FNMA:
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	4,937,177	5,165,522
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	2,507,960	2,659,215
Ser. 2004-T1, Class 1A3, 7.00%, 01/25/2044	2,202,157	2,305,702
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	3,178,533	3,377,188
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,917,629	3,086,780
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	2,210,847	2,341,563
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	3,890,061	4,056,375
Ser. 2004-W15, Class 1A1, 6.00%, 08/25/2044 	3,830,000	3,961,752
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044 	3,830,000	4,014,223

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $42,092,070)		41,763,072

[1]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.1%
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.29%, 04/15/2040	$4,000,000	$4,179,950
Merrill Lynch Mtge. Investors, Inc., Ser. 2004-HE2, Class A2A, 2.62%, 08/25/2035	3,603,961	3,606,279
Residential Asset Mtge. Products, Inc., Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	3,120,000	3,183,668

Total Asset-Backed Securities (cost $10,881,215)		10,969,897

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
FIXED-RATE 3.7%
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-ZQ2, Class A2, 5.42%, 05/15/2036	3,540,000	3,697,047
Indymac Index Mtge. Loan Trust, Ser. 2004-AR12, Class A1, 5.75%, 12/25/2034	3,017,047	3,022,450
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.38%, 06/12/2041	1,500,000	1,571,420
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	3,487,340	3,732,980
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	3,310,984	3,561,219
Master Alternative Loan Trust, Ser. 2004-11ZR, Class 3A2, 4.50%, 07/25/2019	3,624,246	3,617,966
Morgan Stanley Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	4,830,000	4,910,370
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	4,468,062	4,411,985
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.95%, 06/25/2034	4,220,000	4,156,549
Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034	4,340,000	4,291,323

Total Commercial Mortgage-Backed Securities (cost $36,962,665)		36,973,309

CORPORATE BONDS 8.0%
CONSUMER DISCRETIONARY 1.0%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	1,600,000	1,444,080

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	2,700,000	3,276,620

Multi-line Retail 0.5%
May Department Stores Co., 6.90%, 01/15/2032	5,000,000	5,424,500

CONSUMER STAPLES 1.3%
Beverages 0.8%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	17,530,000	7,628,635

Food Products 0.5%
General Mills, Inc., 6.00%, 02/15/2012	4,500,000	4,890,231

FINANCIALS 3.3%
Capital Markets 0.7%
Bank of New York Co., Inc., 7.30%, 12/01/2009	3,675,000	4,184,447
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,650,983

		6,835,430

Commercial Banks 0.4%
Bank of America Corp., 4.375%, 12/01/2010	35,000	35,150
PNC Funding Corp., 5.75%, 08/01/2006	1,735,000	1,799,948
U.S. Bank, 6.375%, 08/01/2011	2,000,000	2,224,116

		4,059,214

Consumer Finance 1.7%
General Electric Capital Corp., 3.50%, 05/01/2008	3,000,000	2,979,957
GMAC, 6.875%, 09/15/2011	3,425,000	3,514,591
Household Finance Corp., 6.40%, 06/17/2008	1,450,000	1,565,588
Sprint Capital Corp., 6.875%, 11/15/2028	2,600,000	2,855,135
USAA Capital Corp., 5.59%, 12/20/2006 144A	5,500,000	5,734,735

		16,650,006

Thrifts & Mortgage Finance 0.5%
American General Finance Corp., 5.875%, 07/14/2006	4,800,000	4,978,579

[2]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.8%
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	$7,000,000	$7,924,182

MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033	3,000,000	3,186,216

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,909,816

UTILITIES 0.9%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	4,500,000	4,623,444

Gas Utilities 0.5%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,700,000	4,856,623

Total Corporate Bonds (cost $73,539,824)		79,687,576

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Notes:
2.75%, 07/31/2006 ##	18,825,000	18,769,862
3.375%, 11/15/2008	830,000	828,023
5.00%, 08/15/2011	5,930,000	6,314,756
6.00%, 02/15/2026	24,775,000	28,387,715

Total U.S. Treasury Obligations (cost $53,045,432)		54,300,356

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.8%
FIXED-RATE 1.8%
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.46%, 10/25/2034	3,364,120	3,414,434
Ser. 2004-10AR, Class 2A2, 5.15%, 11/25/2034	3,416,654	3,480,047
Washington Mutual, Inc.,
Ser. 2004-AR12, 2.57%, 10/25/2044	3,830,000	3,818,127
Ser. 2004-AR14, 4.28%, 01/25/2035 	4,031,497	4,035,049
Wells Fargo Mtge., Inc., Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	3,750,000	3,670,337

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $18,365,740)		18,417,994

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FIXED RATE 0.3%
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017 (cost $2,802,854)	2,712,166	2,815,404

	Shares	Value

COMMON STOCKS 62.5%
CONSUMER DISCRETIONARY 9.2%
Hotels, Restaurants & Leisure 1.0%
International Game Technology	131,000	4,503,780
Starbucks Corp. *	82,700	5,157,172

		9,660,952

Internet & Catalog Retail 1.9%
Amazon.com, Inc. þ *	197,000	8,725,130
eBay, Inc. *	87,000	10,116,360

		18,841,490

Media 3.0%
Comcast Corp., Class A *	267,579	8,787,294
Liberty Media Corp., Class A *	422,549	4,639,588
[3]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
News Corp., Ltd., ADR þ	282,416	$5,269,882
Omnicom Group, Inc.	28,500	2,403,120
Time Warner, Inc. *	462,079	8,982,816

		30,082,700

Multi-line Retail 0.7%
Target Corp.	145,000	7,529,850

Specialty Retail 1.3%
Best Buy Co., Inc.	99,500	5,912,290
Home Depot, Inc.	162,000	6,923,880

		12,836,170

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	131,000	7,388,400
Liz Claiborne, Inc.	88,113	3,719,250
Nike, Inc., Class B	23,000	2,085,870

		13,193,520

CONSUMER STAPLES 4.8%
Beverages 1.2%
Diageo plc, ADR þ	78,000	4,514,640
PepsiCo, Inc.	145,716	7,606,375

		12,121,015

Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc.	127,975	6,759,640

Food Products 0.6%
General Mills, Inc.	118,313	5,881,339

Household Products 1.4%
Colgate-Palmolive Co.	117,875	6,030,485
Kimberly-Clark Corp.	41,666	2,742,039
Procter & Gamble Co.	95,000	5,232,600

		14,005,124

Tobacco 0.9%
Altria Group, Inc.	157,508	9,623,739

ENERGY 5.0%
Energy Equipment & Services 1.1%
Schlumberger, Ltd.	159,147	10,654,891

Oil & Gas 3.9%
Apache Corp.	80,240	4,057,737
Burlington Resources, Inc.	110,000	4,785,000
ChevronTexaco Corp.	84,011	4,411,418
Exxon Mobil Corp.	370,201	18,976,503
XTO Energy, Inc. þ	189,082	6,689,721

		38,920,379

FINANCIALS 12.2%
Capital Markets 3.1%
Bank of New York Co.	81,345	2,718,550
Goldman Sachs Group, Inc.	48,000	4,993,920
Legg Mason, Inc.	46,820	3,430,033
Merrill Lynch & Co., Inc.	116,384	6,956,272
Morgan Stanley	173,787	9,648,654
State Street Corp.	71,936	3,533,496

		31,280,925

[4]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 2.4%
Bank of America Corp.	275,497	$12,945,604
U.S. Bancorp	178,452	5,589,117
Wells Fargo & Co.	88,270	5,485,980

		24,020,701

Consumer Finance 1.2%
American Express Co.	205,620	11,590,800

Diversified Financial Services 2.7%
Citigroup, Inc.	384,109	18,506,372
JPMorgan Chase & Co.	210,160	8,198,341

		26,704,713

Insurance 2.0%
Allstate Corp.	105,725	5,468,097
American International Group, Inc.	115,013	7,552,904
Hartford Financial Services Group, Inc.	49,720	3,446,093
Prudential Financial, Inc.	64,052	3,520,298

		19,987,392

Thrifts & Mortgage Finance 0.8%
Fannie Mae	22,000	1,566,620
Washington Mutual, Inc.	163,092	6,895,530

		8,462,150

HEALTH CARE 6.2%
Health Care Equipment & Supplies 2.5%
Medtronic, Inc.	176,706	8,776,987
Millipore Corp. *	83,400	4,154,154
St. Jude Medical, Inc. *	128,000	5,367,040
Stryker Corp. þ	40,000	1,930,000
Zimmer Holdings, Inc. *	60,500	4,847,260

		25,075,441

Health Care Providers & Services 1.2%
Aetna, Inc.	48,000	5,988,000
Caremark Rx, Inc. *	140,000	5,520,200

		11,508,200

Pharmaceuticals 2.5%
Abbott Laboratories	70,079	3,269,185
Merck & Co., Inc.	124,640	4,005,930
Pfizer, Inc.	423,928	11,399,424
Wyeth	157,619	6,712,993

		25,387,532

INDUSTRIALS 7.1%
Aerospace & Defense 1.4%
Honeywell International, Inc.	66,739	2,363,228
L-3 Communications Holdings, Inc. þ	23,000	1,684,520
Lockheed Martin Corp.	108,000	5,999,400
Northrop Grumman Corp.	77,180	4,195,505

		14,242,653

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	76,000	6,494,960

Building Products 0.3%
Masco Corp.	90,000	3,287,700

[5]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.4%
Cendant Corp.	165,000	$3,857,700

Electrical Equipment 0.7%
Cooper Industries, Ltd., Class A	96,000	6,517,440

Industrial Conglomerates 3.4%
General Electric Co.	570,467	20,822,046
Tyco International, Ltd.	357,350	12,771,689

		33,593,735

Machinery 0.3%
Deere & Co.	44,503	3,311,023

INFORMATION TECHNOLOGY 12.6%
Communications Equipment 2.3%
Cisco Systems, Inc. *	285,000	5,500,500
Corning, Inc.	360,000	4,237,200
Motorola, Inc.	387,000	6,656,400
QUALCOMM, Inc.	150,000	6,360,000

		22,754,100

Computers & Peripherals 2.6%
Apple Computer, Inc.	30,000	1,932,000
Dell, Inc. *	163,000	6,868,820
EMC Corp. *	245,000	3,643,150
Hewlett-Packard Co.	140,000	2,935,800
International Business Machines Corp.	77,202	7,610,573
Lexmark International, Inc., Class A *	36,000	3,060,000

		26,050,343

Internet Software & Services 1.0%
VeriSign, Inc. *	115,000	3,854,800
Yahoo!, Inc. *	171,000	6,443,280

		10,298,080

IT Services 2.1%
Accenture, Ltd., Class A *	185,000	4,995,000
Affiliated Computer Services, Inc., Class A *	124,000	7,463,560
Cognizant Technology Solutions Corp., Class A þ *	196,000	8,296,680

		20,755,240

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp. * þ	70,645	1,462,351
Intel Corp.	403,141	9,429,468
Texas Instruments, Inc.	195,000	4,800,900

		15,692,719

Software 3.0%
Microsoft Corp.	809,748	21,628,369
Oracle Corp. *	613,152	8,412,446

		30,040,815

MATERIALS 2.1%
Chemicals 1.2%
Air Products & Chemicals, Inc.	78,900	4,573,833
Dow Chemical Co.	89,686	4,440,354
PPG Industries, Inc.	51,000	3,476,160

		12,490,347

[6]

EVERGREEN FOUNDATION FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc., Class B þ	81,807	$3,127,481
Peabody Energy Corp.	32,593	2,637,100
Phelps Dodge Corp.	30,326	2,999,848

		8,764,429

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.6%
ALLTEL Corp.	58,340	3,428,058
SBC Communications, Inc.	153,914	3,966,364
Sprint Corp.	153,097	3,804,461
Verizon Communications, Inc.	120,155	4,867,479

		16,066,362

Wireless Telecommunication Services 0.6%
Western Wireless Corp., Class A þ	195,057	5,715,170

UTILITIES 1.1%
Electric Utilities 1.1%
ALLETE, INC	60,416	2,220,288
DPL, Inc. þ	47,846	1,201,413
PG&E Corp. *	114,330	3,804,903
Southern Co.	100,604	3,372,246

		10,598,850

Total Common Stocks (cost $516,625,897)		624,660,329

SHORT-TERM INVESTMENTS 6.7%
MUTUAL FUND SHARES 6.7%
Evergreen Institutional U.S. Government Money Market Fund ø	31,277,352	31,277,352
Navigator Prime Portfolioþþ	35,379,285	35,379,285

Total Short-Term Investments (cost $66,656,637)		66,656,637

Total Investments (cost $928,406,056) 104.5%		1,043,811,160
Other Assets and Liabilities (4.5%)		(44,875,072)

Net Assets 100.0%		$998,936,088

#	When-issued or delayed delivery securities
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount of acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
*	Non-income producing security
þ	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the Money Market Fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $937,543,819. The gross unrealized appreciation and depreciation on securities based on tax cost was $118,123,898 and $11,856,557, respectively, with a net unrealized appreciation of $106,267,341.

[7]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 13.2%
Automobiles 0.6%
Monaco Coach Corp. þ	293,100	$6,029,067

Hotels, Restaurants & Leisure 3.9%
Applebee's International, Inc.	110,162	2,913,785
Aztar Corp. *	151,500	5,290,380
P.F. Chang's China Bistro, Inc. þ *	114,300	6,440,805
Penn National Gaming, Inc. *	212,750	12,882,013
Rare Hospitality International, Inc. *	192,261	6,125,435
Shuffle Master, Inc. þ	163,049	7,679,608

		41,332,026

Leisure Equipment & Products 1.6%
Marvel Enterprises, Inc. þ *	533,199	10,919,916
SCP Pool Corp.	213,007	6,794,923

		17,714,839

Media 0.9%
Radio One, Inc., Class D þ *	576,408	9,291,697

Multi-line Retail 0.4%
Conn's, Inc. þ *	294,300	4,950,126

Specialty Retail 5.4%
Aeropostale, Inc. þ *	158,000	4,649,940
America's Car-Mart, Inc. þ *	178,245	6,773,310
Guitar Center, Inc. þ *	65,300	3,440,657
Hibbett Sporting Goods, Inc. þ *	300,237	7,989,307
Michaels Stores, Inc. þ	188,400	5,646,348
Monro Muffler Brake, Inc. *	265,450	6,715,885
Stage Stores, Inc. þ *	183,797	7,631,251
Steiner Leisure, Ltd. *	271,000	8,097,480
West Marine, Inc. þ *	275,700	6,823,575

		57,767,753

Textiles, Apparel & Luxury Goods 0.4%
Warnaco Group, Inc. þ *	193,100	4,170,960

CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
Performance Food Group Co. þ *	184,600	4,967,586
United Natural Foods, Inc. þ *	290,300	9,028,330

		13,995,916

ENERGY 6.7%
Energy Equipment & Services 4.1%
Grey Wolf, Inc. þ *	994,700	5,242,069
Input/Output, Inc. þ *	771,300	6,818,292
Oceaneering International, Inc. þ *	236,050	8,809,386
Superior Energy Services, Inc. *	800,950	12,342,639
Unit Corp. þ *	267,550	10,223,086

		43,435,472

Oil & Gas 2.6%
Comstock Resources, Inc. þ *	304,450	6,713,122
Harvest Natural Resources, Inc. *	306,000	5,284,620
InterOil Corp. þ *	206,000	7,795,040
Ultra Petroleum Corp. *	171,950	8,275,954

		28,068,736

[1]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 9.3%
Capital Markets 0.8%
Investors Financial Services Corp. þ	163,100	$8,151,738

Commercial Banks 3.6%
Boston Private Financial Holdings, Inc. r,*	245,200	6,907,284
East West Bancorp, Inc.	316,260	13,270,269
Silicon Valley Bancshares þ *	138,500	6,207,570
Southwest Bancorp of Texas, Inc.	501,600	11,682,264

		38,067,387

Consumer Finance 0.8%
Asta Funding, Inc. þ	321,246	8,622,243

Insurance 3.2%
Argonaut Group, Inc. þ *	361,700	7,642,721
HCC Insurance Holdings, Inc. þ	246,750	8,172,360
Hub International, Ltd.	334,500	6,158,145
Markel Corp. þ *	34,960	12,725,440

		34,698,666

Thrifts & Mortgage Finance 0.9%
BankAtlantic Bancorp, Inc., Class A	467,500	9,303,250

HEALTH CARE 18.8%
Biotechnology 3.8%
Angiotech Pharmaceuticals, Inc. *	268,900	4,961,205
Celgene Corp. þ *	64,000	1,697,920
DOV Pharmaceutical, Inc. þ *	469,000	8,465,450
Gen-Probe, Inc. *	178,100	8,051,901
Martek Biosciences Corp. þ *	106,300	5,442,560
Protein Design Labs, Inc. þ *	334,000	6,900,440
Telik, Inc. þ *	285,400	5,462,556

		40,982,032

Health Care Equipment & Supplies 5.0%
American Medical Systems Holdings, Inc. *	261,850	10,947,949
Animas Corp. þ *	342,200	5,348,586
Kensey Nash Corp. þ *	183,327	6,330,281
Kinetic Concepts, Inc. þ *	51,300	3,914,190
Kyphon, Inc. þ *	294,300	7,581,168
ResMed, Inc. þ *	113,200	5,784,520
Respironics, Inc. þ *	145,550	7,912,098
Wright Medical Group, Inc. þ *	176,000	5,016,000

		52,834,792

Health Care Providers & Services 7.5%
Advisory Board Co. *	145,500	5,366,040
Andrx Corp. *	254,300	5,551,369
Beverly Enterprises, Inc. þ *	927,400	8,485,710
Centene Corp. *	405,000	11,481,750
LabOne, Inc. *	197,950	6,342,318
Pediatrix Medical Group, Inc. *	121,200	7,762,860
PSS World Medical, Inc. þ *	512,300	6,411,434
Psychiatric Solutions, Inc. þ *	265,823	9,718,489
Symbion, Inc. þ *	292,200	6,451,776
United Surgical Partners International, Inc. þ *	133,400	5,562,780
VCA Antech, Inc. þ *	354,727	6,952,649

		80,087,175

[2]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 2.5%
Bradley Pharmaceuticals, Inc., Class A þ *	381,900	$7,408,860
Connetics Corp. þ *	377,900	9,179,191
Medicines Co. þ *	179,700	5,175,360
Medicis Pharmaceutical Corp., Class A þ	150,700	5,291,077

		27,054,488

INDUSTRIALS 17.5%
Aerospace & Defense 1.8%
Argon ST *	142,000	5,033,900
Engineered Support Systems, Inc. þ	169,800	10,055,556
Sypris Solutions, Inc.	311,400	4,767,534

		19,856,990

Air Freight & Logistics 2.0%
Forward Air Corp. þ *	237,800	10,629,660
UTi Worldwide, Inc. þ	156,000	10,611,120

		21,240,780

Commercial Services & Supplies 4.3%
Corrections Corp. of America *	266,900	10,796,105
DiamondCluster International, Inc., Class A þ *	565,650	8,105,765
Heidrick & Struggles International, Inc. þ *	269,300	9,228,911
Kforce, Inc. þ *	427,953	4,750,278
Portfolio Recovery Associates, Inc. þ *	146,200	6,026,364
Stericycle, Inc. þ *	157,700	7,246,315

		46,153,738

Electrical Equipment 0.8%

Power-One, Inc. þ *	1,012,850	9,034,622

Machinery 5.5%
A.S.V., Inc. þ *	164,500	7,879,550
Actuant Corp., Class A þ *	136,450	7,115,868
Briggs & Stratton Corp. þ	233,300	9,700,614
IDEX Corp. þ	254,200	10,295,100
Oshkosh Truck Corp. þ	160,300	10,961,314
Terex Corp. *	125,700	5,989,605
Wabash National Corp. þ *	246,200	6,630,166

		58,572,217

Road & Rail 1.0%
Old Dominion Freight Line, Inc. þ *	297,500	10,353,000

Trading Companies & Distributors 2.1%
Hughes Supply, Inc.	268,500	8,685,975
Interline Brands, Inc. þ *	248,114	4,364,325
MSC Industrial Direct Co., Inc., Class A	253,250	9,111,935

		22,162,235

INFORMATION TECHNOLOGY 27.9%
Communications Equipment 3.7%
Avocent Corp. þ *	215,650	8,738,138
Packeteer, Inc. *	525,800	7,597,810
Powerwave Technologies, Inc. þ *	1,324,350	11,230,488
Tekelec þ *	577,000	11,793,880

		39,360,316

[3]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.4%
Applied Films Corp. þ *	158,900	$3,425,884
Stratasys, Inc. þ *	207,317	6,957,559
Synaptics, Inc. þ *	129,100	3,947,878

		14,331,321

Electronic Equipment & Instruments 3.0%
Aeroflex, Inc. þ *	893,350	10,827,402
BEI Technologies, Inc.	78,900	2,436,432
Benchmark Electronics, Inc. þ *	306,075	10,437,157
FLIR Systems, Inc. *	136,900	8,732,851

		32,433,842

Internet Software & Services 4.1%
Blue Coat Systems, Inc. þ *	310,800	5,783,988
Digital River, Inc. þ *	23,700	986,157
Equinix, Inc. þ *	276,235	11,806,284
Interwoven, Inc. *	579,300	6,302,784
NIC, Inc. þ *	808,400	4,106,672
Retek, Inc. *	707,950	4,353,892
ValueClick, Inc. *	796,500	10,617,345

		43,957,122

IT Services 3.5%
Cognizant Technology Solutions Corp., Class A *	129,300	5,473,269
eFunds Corp. *	320,950	7,706,010
Euronet Worldwide, Inc. *	228,400	5,942,968
Global Payments, Inc. þ	200,250	11,722,635
MPS Group, Inc. *	522,200	6,402,172

		37,247,054

Semiconductors & Semiconductor Equipment 7.2%
ATMI, Inc. þ *	550,050	12,392,626
August Technology Corp. þ *	671,000	7,065,630
Exar Corp. *	611,900	8,682,861
Genesis Microchip, Inc. þ *	614,700	9,970,434
LTX Corp. þ *	941,250	7,238,213
Power Integrations, Inc. *	142,200	2,812,716
Rudolph Technologies, Inc. þ *	365,900	6,282,503
Semtech Corp. þ *	278,000	6,079,860
Silicon Image, Inc. þ *	354,200	5,830,132
Trident Microsystems, Inc. þ *	631,250	10,554,500

		76,909,475

Software 5.0%
Agile Software Corp. *	1,357,750	11,092,817
ANSYS, Inc. *	130,700	4,190,242
Concur Technologies, Inc. þ *	524,550	4,673,740
JAMDAT Mobile, Inc. þ *	15,298	315,904
Kronos, Inc. *	149,850	7,661,831
Moldflow Corp. *	722,450	11,486,955
RSA Security, Inc. þ *	394,950	7,922,697
Sonic Solutions þ *	276,300	6,200,172

		53,544,358

MATERIALS 0.9%
Chemicals 0.4%
Headwaters, Inc. þ *	158,200	4,508,700

[4]

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.5%
AMCOL International Corp. þ	274,200	$5,508,678

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Alamosa Holdings, Inc. þ *	713,200	8,893,604

Total Common Stocks (cost $766,220,258)		1,030,626,415

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
Evergreen Institutional Money Market Fund ø	36,588,015	36,588,015
Navigator Prime Portfolioþþ	25,925,080	25,925,080

Total Short-Term Investments (cost $62,513,095)		62,513,095

Total Investments (cost $828,733,353) 102.3%		1,093,139,510
Other Assets and Liabilities (2.3%)		(24,564,178)

Net Assets 100.0%		$1,068,575,332

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $833,083,084. The gross unrealized appreciation and depreciation on securities based on tax cost was $266,607,994 and $6,551,568, respectively, with a net unrealized appreciation of $260,056,426.

[5]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.4%
Johnson Controls, Inc.	89,456	$5,675,089

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	171,552	9,886,542
Darden Restaurants, Inc.	274,170	7,605,476
Yum! Brands, Inc.	200,142	9,442,699

		26,934,717

Household Durables 0.6%
Fortune Brands, Inc.	128,788	9,939,858

Media 3.7%
Fox Entertainment Group, Inc., Class A *	230,670	7,210,744
McGraw-Hill Companies, Inc.	105,483	9,655,914
Time Warner, Inc. *	1,314,097	25,546,046
Walt Disney Co.	699,276	19,439,873

		61,852,577

Multi-line Retail 0.7%
Nordstrom, Inc.	240,551	11,240,948

Specialty Retail 3.0%
Best Buy Co., Inc.	193,010	11,468,654
Home Depot, Inc.	516,040	22,055,550
Limited Brands, Inc.	411,372	9,469,783
Michaels Stores, Inc. þ	236,633	7,091,891

		50,085,878

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	116,137	6,550,127
VF Corp.	156,053	8,642,215

		15,192,342

CONSUMER STAPLES 10.4%
Beverages 1.5%
Coca-Cola Co.	223,511	9,304,763
Pepsi Bottling Group, Inc.	407,935	11,030,563
PepsiCo, Inc.	68,406	3,570,793

		23,906,119

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	230,906	11,178,159
CVS Corp.	240,379	10,833,882
SUPERVALU, Inc.	229,374	7,917,990
Wal-Mart Stores, Inc.	499,718	26,395,105

		56,325,136

Food Products 1.9%
Archer-Daniels-Midland Co.	776,169	17,316,330
Hershey Foods Corp.	90,053	5,001,544
Smithfield Foods, Inc. *	50,576	1,496,544
Tyson Foods, Inc., Class A þ	389,206	7,161,390

		30,975,808

Household Products 1.7%
Procter & Gamble Co.	522,566	28,782,935

Personal Products 0.5%
Avon Products, Inc.	225,642	8,732,346

Tobacco 1.4%
Altria Group, Inc.	366,538	22,395,472

[1]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.6%
Energy Equipment & Services 0.5%
Weatherford International, Ltd. *	178,602	9,162,283

Oil & Gas 6.1%
Anadarko Petroleum Corp.	169,542	10,988,017
Apache Corp.	84,359	4,266,035
ChevronTexaco Corp.	289,331	15,192,771
ConocoPhillips	212,038	18,411,259
Exxon Mobil Corp.	607,364	31,133,479
Marathon Oil Corp.	200,535	7,542,121
Valero Energy Corp.	276,366	12,547,016

		100,080,698

FINANCIALS 20.6%
Capital Markets 3.2%
Bear Stearns Companies, Inc. þ	92,764	9,490,685
Goldman Sachs Group, Inc.	147,224	15,317,185
Lehman Brothers Holdings, Inc.	132,718	11,610,171
Merrill Lynch & Co., Inc.	141,100	8,433,547
Morgan Stanley	134,818	7,485,095

		52,336,683

Commercial Banks 4.9%
Bank of America Corp.	853,704	40,115,551
National City Corp. þ	374,229	14,052,299
SunTrust Banks, Inc.	96,233	7,109,694
U.S. Bancorp	635,443	19,902,075

		81,179,619

Consumer Finance 0.7%
Capital One Financial Corp. þ	134,316	11,310,750

Diversified Financial Services 4.5%
CIT Group, Inc.	219,067	10,037,650
Citigroup, Inc.	933,189	44,961,046
JPMorgan Chase & Co.	514,839	20,083,869

		75,082,565

Insurance 4.4%
ACE, Ltd.	140,734	6,016,378
Allstate Corp.	267,744	13,847,720
American International Group, Inc.	291,849	19,165,724
Chubb Corp.	129,996	9,996,692
Loews Corp.	131,510	9,245,153
MetLife, Inc.	370,823	15,022,040

		73,293,707

Real Estate 0.3%
Equity Office Properties Trust REIT	188,596	5,491,915

Thrifts & Mortgage Finance 2.6%
Countrywide Financial Corp.	345,595	12,790,471
Fannie Mae	140,874	10,031,638
Golden West Financial Corp.	193,718	11,898,160
MGIC Investment Corp.	57,028	3,929,799
PMI Group, Inc.	82,028	3,424,669

		42,074,737

[2]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.6%
Biotechnology 1.3%
Amgen, Inc. *	181,134	$11,619,746
Genzyme Corp. *	172,909	10,040,826

		21,660,572

Health Care Equipment & Supplies 2.0%
Bausch & Lomb, Inc. þ	138,686	8,939,699
Becton, Dickinson & Co.	161,088	9,149,798
C.R. Bard, Inc.	134,403	8,599,104
Fisher Scientific International, Inc. þ *	117,786	7,347,491

		34,036,092

Health Care Providers & Services 2.8%

Aetna, Inc.	122,506	15,282,623
CIGNA Corp.	116,315	9,487,815
Medco Health Solutions, Inc. *	262,215	10,908,144
WellPoint, Inc. *	87,068	10,012,820

		45,691,402

Pharmaceuticals 6.5%
Bristol-Myers Squibb Co. þ	350,277	8,974,097
Johnson & Johnson	678,817	43,050,574
Merck & Co., Inc.	135,130	4,343,078
Pfizer, Inc.	1,012,934	27,237,795
Watson Pharmaceuticals, Inc. *	196,109	6,434,337
Wyeth	407,307	17,347,205

		107,387,086

INDUSTRIALS 12.5%
Aerospace & Defense 2.1%
General Dynamics Corp.	77,561	8,112,881
Goodrich Corp.	331,605	10,823,587
L-3 Communications Holdings, Inc. þ	92,649	6,785,613
Northrop Grumman Corp.	170,440	9,265,118

		34,987,199

Air Freight & Logistics 1.6%
FedEx Corp.	160,375	15,795,334
Ryder System, Inc.	216,625	10,348,176

		26,143,510

Building Products 0.7%
Masco Corp.	306,446	11,194,472

Commercial Services & Supplies 1.0%
Cendant Corp.	668,051	15,619,032

Industrial Conglomerates 3.3%
General Electric Co.	1,099,567	40,134,196
Tyco International, Ltd.	418,450	14,955,403

		55,089,599

Machinery 3.4%
Caterpillar, Inc.	178,938	17,448,245
Cummins, Inc. þ	52,727	4,417,995
Eaton Corp.	152,889	11,063,048
Paccar, Inc.	174,158	14,016,236
Parker Hannifin Corp.	121,296	9,186,959

		56,132,483

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	150,820	7,135,294

[3]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 15.8%
Communications Equipment 2.1%
Cisco Systems, Inc. *	931,105	$17,970,326
Motorola, Inc.	203,953	3,507,992
QUALCOMM, Inc.	322,860	13,689,264

		35,167,582

Computers & Peripherals 4.0%
Dell, Inc. *	295,294	12,443,689
EMC Corp. *	100,250	1,490,717
Hewlett-Packard Co.	674,006	14,133,906
International Business Machines Corp.	273,026	26,914,903
Lexmark International, Inc., Class A *	35,884	3,050,140
NCR Corp. *	53,904	3,731,774
SanDisk Corp. þ *	153,309	3,828,126

		65,593,255

Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc. *	129,278	3,306,931
Sanmina-SCI Corp. *	387,749	3,284,234

		6,591,165

Internet Software & Services 0.2%
Yahoo!, Inc. *	75,389	2,840,658

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	106,186	6,391,335
Computer Sciences Corp. *	112,925	6,365,582
Fiserv, Inc. *	132,656	5,331,445

		18,088,362

Office Electronics 0.3%
Xerox Corp. *	307,643	5,233,008

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. þ *	273,657	6,025,927
Applied Materials, Inc. *	207,506	3,548,353
Intel Corp.	1,061,194	24,821,328
National Semiconductor Corp. þ *	219,212	3,934,855
Texas Instruments, Inc.	397,489	9,786,179

		48,116,642

Software 4.8%
Adobe Systems, Inc.	122,135	7,662,750
Electronic Arts, Inc. *	120,698	7,444,652
Microsoft Corp.	1,582,063	42,256,903
Oracle Corp. *	1,060,618	14,551,679
Symantec Corp. *	265,063	6,828,023

		78,744,007

MATERIALS 3.6%
Chemicals 1.4%
Dow Chemical Co.	97,217	4,813,214
Eastman Chemical Co.	186,828	10,785,580
PPG Industries, Inc.	110,710	7,545,994

		23,144,788

Containers & Packaging 0.6%
Ball Corp.	235,547	10,359,357

Metals & Mining 0.8%
Nucor Corp. þ	237,514	12,431,483

[4]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.8%
Georgia-Pacific Corp.	341,638	$12,804,592

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
AT&T Corp. þ	119,590	2,279,386
BellSouth Corp.	205,582	5,713,124
CenturyTel, Inc.	188,947	6,701,950
SBC Communications, Inc.	252,694	6,511,924
Sprint Corp.	365,225	9,075,841
Verizon Communications, Inc.	605,626	24,533,909

		54,816,134

UTILITIES 3.1%
Electric Utilities 1.9%
CenterPoint Energy, Inc. þ	896,984	10,135,919
Edison International Corp.	370,307	11,860,933
TXU Corp. þ	149,076	9,624,347

		31,621,199

Multi-Utilities & Unregulated Power 1.2%
Duke Energy Corp. þ	466,349	11,812,620
Sempra Energy þ	224,524	8,235,540

		20,048,160

Total Common Stocks (cost $1,121,236,562)		1,642,729,315

	Principal Amount

SHORT-TERM INVESTMENTS 0.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
1.86%, 01/27/2005 ƒ†	$500,000	499,354
3.85%, 03/17/2005 ƒ†	1,500,000	1,493,340

		1,992,694

	Shares

MUTUAL FUND SHARES 4.8%
Evergreen Institutional Money Market Fund ø	4,662,092	4,662,092
Navigator Prime Portfolio þþ	74,434,202	74,434,202

Total Short-Term Investments (cost $81,088,988)		79,096,294

Total Investments (cost $1,202,325,550) 104.3%		1,723,818,303
Other Assets and Liabilities (4.3%)		(70,762,716)

Net Assets 100.0%		$1,653,055,587

[5]

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)

*	Non-income producing security
þ	All or a portion of these securities are on loan.
ƒ	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

At December 31, 2004, the Fund had open futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2004	Unrealized Gain
March 2005	28 S&P 500 Index Futures	$8,449,808	$8,495,900	$46,092

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,199,897,375. The gross unrealized appreciation and depreciation on securities based on tax cost was $534,995,849 and $11,074,921, respectively, with a net unrealized appreciation of $523,920,928.

[6]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 19.1%
Hotels, Restaurants & Leisure 3.1%
International Game Technology	203,000	$6,979,140
Starbucks Corp. *	122,476	7,637,603

		14,616,743

Internet & Catalog Retail 6.1%
Amazon.com, Inc. þ *	301,100	13,335,719
eBay, Inc. *	134,000	15,581,520

		28,917,239

Media 1.0%
Omnicom Group, Inc.	57,500	4,848,400

Multi-line Retail 2.4%
Target Corp.	215,000	11,164,950

Specialty Retail 3.5%
Best Buy Co., Inc.	155,500	9,239,810
Home Depot, Inc.	165,000	7,052,100

		16,291,910

Textiles, Apparel & Luxury Goods 3.0%
Coach, Inc. *	196,000	11,054,400
Nike, Inc., Class B	35,000	3,174,150

		14,228,550

CONSUMER STAPLES 6.1%
Beverages 2.5%
Diageo plc, ADR þ	115,000	6,656,200
PepsiCo, Inc.	101,000	5,272,200

		11,928,400

Food & Staples Retailing 1.1%
Wal-Mart Stores, Inc.	92,000	4,859,440

Household Products 2.5%
Colgate-Palmolive Co.	75,100	3,842,116
Procter & Gamble Co.	145,000	7,986,600

		11,828,716

ENERGY 7.7%
Energy Equipment & Services 2.2%
Schlumberger, Ltd.	152,000	10,176,400

Oil & Gas 5.5%
Apache Corp.	123,110	6,225,673
Burlington Resources, Inc.	165,000	7,177,500
Exxon Mobil Corp.	95,000	4,869,700
XTO Energy, Inc. þ	224,100	7,928,658

		26,201,531

FINANCIALS 5.9%
Capital Markets 2.3%
Goldman Sachs Group, Inc.	73,000	7,594,920
Morgan Stanley	60,000	3,331,200

		10,926,120

Consumer Finance 2.6%
American Express Co.	215,000	12,119,550

Diversified Financial Services 1.0%
Citigroup, Inc.	101,200	4,875,816

[1]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 11.8%
Health Care Equipment & Supplies 6.3%
Medtronic, Inc.	109,300	$5,428,931
Millipore Corp. *	124,500	6,201,345
St. Jude Medical, Inc. þ *	196,000	8,218,280
Stryker Corp. þ	55,000	2,653,750
Zimmer Holdings, Inc.	90,000	7,210,800

		29,713,106

Health Care Providers & Services 3.6%
Aetna, Inc.	68,500	8,545,375
Caremark Rx, Inc. *	210,000	8,280,300

		16,825,675

Pharmaceuticals 1.9%
Johnson & Johnson	75,000	4,756,500
Pfizer, Inc.	165,300	4,444,917

		9,201,417

INDUSTRIALS 12.6%
Aerospace & Defense 1.6%
L-3 Communications Holdings, Inc. þ	35,000	2,563,400
Lockheed Martin Corp.	85,000	4,721,750

		7,285,150

Air Freight & Logistics 1.9%
United Parcel Service, Inc., Class B	105,000	8,973,300

Building Products 1.0%
Masco Corp.	130,000	4,748,900

Commercial Services & Supplies 1.2%
Cendant Corp.	250,000	5,845,000

Electrical Equipment 2.1%
Cooper Industries, Ltd., Class A *	145,000	9,844,050

Industrial Conglomerates 4.8%
General Electric Co.	396,300	14,464,950
Tyco International, Ltd.	223,000	7,970,020

		22,434,970

INFORMATION TECHNOLOGY 32.5%
Communications Equipment 7.3%
Cisco Systems, Inc. *	410,000	7,913,000
Corning, Inc. *	545,000	6,414,650
Motorola, Inc.	590,000	10,148,000
QUALCOMM, Inc.	235,000	9,964,000

		34,439,650

Computers & Peripherals 6.5%
Apple Computer, Inc. þ *	55,000	3,542,000
Dell, Inc. *	245,000	10,324,300
EMC Corp. *	495,000	7,360,650
Hewlett-Packard Co.	230,000	4,823,100
Lexmark International, Inc., Class A *	53,000	4,505,000

		30,555,050

Internet Software & Services 3.3%
VeriSign, Inc. *	170,000	5,698,400
Yahoo!, Inc. *	261,000	9,834,480

		15,532,880

[2]

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 6.6%
Accenture, Ltd., Class A *	270,000	$7,290,000
Affiliated Computer Services, Inc., Class A þ *	190,000	11,436,100
Cognizant Technology Solutions Corp., Class A þ *	300,000	12,699,000
		31,425,100

Semiconductors & Semiconductor Equipment 4.1%
Altera Corp.	235,000	4,864,500
Intel Corp.	312,000	7,297,680
Texas Instruments, Inc.	285,000	7,016,700

		19,178,880

Software 4.7%
Microsoft Corp.	560,700	14,976,297
Oracle Corp.	532,500	7,305,900

		22,282,197

MATERIALS 2.6%
Chemicals 2.6%
Air Products & Chemicals, Inc.	119,900	6,950,603
PPG Industries, Inc.	77,000	5,248,320

		12,198,923

Total Common Stocks (cost $377,053,315)		463,468,013

SHORT-TERM INVESTMENTS 12.0%
MUTUAL FUND SHARES 12.0%
Evergreen Institutional U.S. Government Money Market Fund ø	4,328,066	4,328,066
Navigator Prime Portfolioþþ	52,359,343	52,359,343

Total Short-Term Investments (cost $56,687,409)		56,687,409

Total Investments (cost $433,740,724) 110.3%		520,155,422
Other Assets and Liabilities (10.3%)		(48,726,211)

Net Assets 100.0%		$471,429,211

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depositary Receipt

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $437,824,277. The gross unrealized appreciation and depreciation on securities based on tax cost was $86,804,695 and $4,473,550, respectively, with a net unrealized apprecition of $82,331,145.

[3]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 15.5%
Auto Components 0.5%
Aftermarket Technology Corp.	127	$2,045
ArvinMeritor, Inc.	200	4,474
Autoliv, Inc.	500	24,150
Dana Corp.	1,300	22,529
Goodyear Tire & Rubber Co. *	1,000	14,660
Superior Industries International, Inc.	16,100	467,705
Visteon Corp.	500	4,885

		540,448

Automobiles 0.1%
Ford Motor Co.	4,972	72,790
General Motors Corp.	800	32,048
Harley-Davidson, Inc.	800	48,600
Thor Industries, Inc.	100	3,705
Winnebago Industries, Inc.	200	7,812

		164,955

Distributors 0.0%
Genuine Parts Co.	100	4,406

Hotels, Restaurants & Leisure 2.5%
Applebee's International, Inc.	262	6,930
Caesars Entertainment, Inc. *	1,000	20,140
CBRL Group, Inc.	400	16,740
CEC Entertainment, Inc.	450	17,986
Cheesecake Factory, Inc.	10,080	327,298
Choice Hotels International, Inc.	100	5,800
Darden Restaurants, Inc.	200	5,548
Four Seasons Hotels, Inc.	1,780	145,586
Harrah's Entertainment, Inc.	6,700	448,163
International Game Technology	16,338	561,700
Las Vegas Sands Corp. *	820	39,360
Mandalay Resort Group	400	28,172
Marriott International, Inc., Class A	900	56,682
McDonald's Corp.	3,100	99,386
MGM Mirage *	200	14,548
Rare Hospitality International, Inc. *	200	6,372
Royal Caribbean Cruises, Ltd.	9,200	500,848
Starbucks Corp. *	500	31,180
Station Casinos, Inc.	1,825	99,791
Triarc Companies, Inc., Class A	18,200	236,600
WMS Industries, Inc.	5,790	194,197
Yum! Brands, Inc.	700	33,026

		2,896,053

Household Durables 0.2%
American Greetings Corp., Class A	500	12,675
Beazer Homes USA, Inc.	100	14,621
Black & Decker Corp.	300	26,499
Cavco Industries, Inc. *	65	2,922
D.R. Horton, Inc.	50	2,015
Ethan Allen Interiors, Inc.	200	8,004
Furniture Brands International, Inc.	200	5,010
Harman International Industries, Inc.	100	12,700
KB Home	200	20,880
Leggett & Platt, Inc.	500	14,215
[1]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Lennar Corp., Class B	160	$8,354
M.D.C Holdings, Inc.	271	23,425
Meritage Corp.	200	22,540
Newell Rubbermaid, Inc.	1,300	31,447
Ryland Group, Inc.	200	11,508
Stanley Works	200	9,798
Whirlpool Corp.	200	13,842

		240,455

Internet & Catalog Retail 1.2%
Amazon.com, Inc. *	11,300	500,477
eBay, Inc. *	4,150	482,562
IAC/InterActiveCorp. *	16,935	467,745

		1,450,784

Leisure Equipment & Products 0.5%
Action Performance Companies, Inc.	1,100	12,089
Eastman Kodak Co.	15,300	493,425
Hasbro, Inc.	700	13,566
LeapFrog Enterprises, Inc.	100	1,360
Marvel Enterprises, Inc. *	300	6,144
Polaris Industries, Inc.	100	6,802
SCP Pool Corp.	100	3,190
The Nautilus Group, Inc.	200	4,834

		541,410

Media 4.9%
Charter Communications, Inc., Class A	3,200	7,168
Citadel Broadcasting Corp. *	37,180	601,572
Clear Channel Communications, Inc.	1,500	50,235
Comcast Corp., Class A *	7,208	239,882
DreamWorks Animation, Inc.	4,412	165,494
EchoStar Communications Corp., Class A	12,520	416,165
Entercom Communications Corp. *	5,700	204,573
Gannett Co., Inc.	200	16,340
Gemstar-TV Guide International, Inc. *	25,600	151,552
Getty Images, Inc. *	16,325	1,123,976
Grupo Televisa SA de CV, ADR	4,300	260,150
Interpublic Group of Companies, Inc. *	14,000	187,600
Knight Ridder, Inc.	200	13,388
Lamar Advertising Co., Class A *	1,700	72,726
Martha Stewart Living Omnimedia, Inc., Class A	300	8,706
McGraw-Hill Companies, Inc.	2,950	270,043
Meredith Corp.	5,570	301,894
NTL, Inc. *	5,435	396,538
Radio One, Inc. Class A	8,000	128,800
Time Warner, Inc. *	15,000	291,600
Univision Communications, Inc., Class A *	7,600	222,452
Viacom, Inc., Class B	4,673	170,051
Walt Disney Co.	7,600	211,280
Westwood One, Inc. *	7,280	196,050

		5,708,235

[2]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.1%
99 Cents Only Stores	19,800	$319,968
Dillards, Inc., Class A	400	10,748
Family Dollar Stores, Inc.	8,800	274,824
Federated Department Stores, Inc.	800	46,232
J.C. Penney Co., Inc.	1,500	62,100
Kmart Holding Corp. *	200	19,790
May Department Stores Co.	11,000	323,400
Neiman Marcus Group, Inc., Class A	100	7,154
Nordstrom, Inc.	2,200	102,806
Sears, Roebuck & Co.	700	35,721
Target Corp.	1,300	67,509

		1,270,252

Specialty Retail 3.1%
Abercrombie & Fitch Co., Class A	600	28,170
Aeropostale, Inc. *	450	13,243
American Eagle Outfitters, Inc.	500	23,550
AnnTaylor Stores Corp. *	425	9,150
AutoNation, Inc. *	400	7,684
Barnes & Noble, Inc.	300	9,681
Bebe Stores, Inc.	150	4,047
Bed Bath & Beyond, Inc. *	5,075	202,137
Best Buy Co., Inc.	6,500	386,230
Blockbuster, Inc., Class B	1,093	9,629
Borders Group, Inc.	900	22,860
Chico's FAS, Inc. *	9,850	448,471
Children's Place Retail Stores, Inc.	200	7,406
Christopher & Banks Corp.	100	1,845
Circuit City Stores, Inc.	1,700	26,588
Claire's Stores, Inc.	800	17,000
Electronics Boutique Holdings Corp.	100	4,294
Gap, Inc.	2,700	57,024
Hollywood Entertainment Corp.	300	3,927
Home Depot, Inc.	8,250	352,605
Hot Topic, Inc.	300	5,157
Limited Brands, Inc.	1,500	34,530
Lowe's Companies, Inc.	3,471	199,895
Men's Wearhouse, Inc.	100	3,196
Michaels Stores, Inc.	7,925	237,512
Office Depot, Inc. *	1,500	26,040
Pacific Sunwear of California, Inc. *	875	19,478
PETsMART, Inc.	8,790	312,309
Rent-A-Center, Inc. *	100	2,650
Sherwin-Williams Co.	500	22,315
Staples, Inc.	2,500	84,275
Talbots, Inc.	400	10,892
TBC Corp.	10,500	291,900
Tiffany & Co.	10,660	340,800
TJX Companies, Inc.	11,700	294,021
Too, Inc.	200	4,892
Toys "R" Us, Inc. *	1,300	26,611
Urban Outfitters, Inc. *	100	4,440
Zale Corp. *	400	11,948

		3,568,402

[3]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	11,120	$627,168
Jones Apparel Group, Inc.	18,200	665,574
Nike, Inc., Class B	400	36,276
Polo Ralph Lauren Corp., Class A	6,000	255,600
Timberland Co., Class A *	400	25,068
VF Corp.	300	16,614

		1,626,300

CONSUMER STAPLES 6.4%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	900	45,657
Coca-Cola Co.	6,700	278,921
Diageo plc	30,000	427,210
Pepsi Bottling Group, Inc.	800	21,632
PepsiCo, Inc.	6,540	341,388

		1,114,808

Food & Staples Retailing 1.6%
BJ's Wholesale Club, Inc. *	21,000	611,730
Costco Wholesale Corp.	900	43,569
CVS Corp.	7,775	350,419
Kroger Co. *	800	14,032
Rite Aid Corp. *	1,500	5,490
Safeway, Inc. *	600	11,844
SUPERVALU, Inc.	600	20,712
SYSCO Corp.	2,100	80,157
Wal-Mart Stores, Inc.	12,337	651,641
Walgreen Co.	1,800	69,066
Whole Foods Market, Inc.	100	9,535

		1,868,195

Food Products 1.7%
Archer-Daniels-Midland Co.	13,000	290,030
Bunge, Ltd.	5,800	330,658
ConAgra Foods, Inc.	200	5,890
Corn Products International, Inc.	100	5,356
Dean Foods Co. *	6,200	204,290
H.J. Heinz Co.	9,500	370,405
Hershey Foods Corp.	1,679	93,252
Kellogg Co.	4,550	203,203
Kraft Foods, Inc., Class A	600	21,366
Sara Lee Corp.	20,100	485,214
Tyson Foods, Inc., Class A	1,100	20,240
Wm. Wrigley Jr. Co.	100	6,919

		2,036,823

Household Products 0.6%
Clorox Co.	100	5,893
Energizer Holdings, Inc. *	200	9,938
Kimberly-Clark Corp.	1,100	72,391
Procter & Gamble Co.	11,047	608,469
Rayovac Corp. *	200	6,112

		702,803

[4]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 1.0%
Avon Products, Inc.	7,375	$285,412
Estee Lauder Companies, Inc., Class A	16,235	743,076
Gillette Co.	1,600	71,648
Nu Skin Enterprises, Inc. Class A	300	7,614

		1,107,750

Tobacco 0.5%
Altria Group, Inc.	8,975	548,372
Reynolds American, Inc.	100	7,860
UST, Inc.	200	9,622

		565,854

ENERGY 6.6%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	3,600	153,612
BJ Services Co. *	5,840	271,794
Cal Dive International, Inc.	300	12,225
Cooper Cameron Corp. *	4,740	255,059
Diamond Offshore Drilling, Inc.	700	28,035
GlobalSantaFe Corp.	7,500	248,325
Grant Prideco, Inc.	600	12,030
Halliburton Co.	2,800	109,872
Lone Star Technologies, Inc.	200	6,692
Offshore Logistics, Inc.	15,000	487,050
Oil States International, Inc.	500	9,645
Pride International, Inc. *	200	4,108
Rowan Companies, Inc. *	5,275	136,622
Smith International, Inc.	100	5,441
Universal Compression Holdings, Inc. *	300	10,473

		1,750,983

Oil & Gas 5.1%
Amerada Hess Corp.	400	32,952
Apache Corp.	700	35,399
Ashland, Inc.	6,700	391,146
Canadian Natural Resources, Ltd.	1,226	52,354
Chesapeake Energy Corp.	43,600	719,400
ChevronTexaco Corp.	8,589	451,008
Cimarex Energy Co. *	212	8,035
ConocoPhillips	1,737	150,824
Devon Energy Corp.	6,000	233,520
El Paso Corp.	300	3,120
EnCana Corp.	7,900	450,774
EOG Resources, Inc.	400	28,544
Exxon Mobil Corp.	24,324	1,246,848
Forest Oil Corp. *	200	6,344
Frontier Oil Corp.	2,500	66,650
General Maritime Corp. *	200	7,990
Houston Exploration Co.	200	11,262
Kerr-McGee Corp.	6,500	375,635
Murphy Oil Corp.	8,500	683,825
Newfield Exploration Co. *	300	17,715
Noble Energy, Inc.	300	18,498
[5]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Occidental Petroleum Corp.	4,300	$250,948
OMI Corp.	600	10,110
Paramount Resources, Ltd. *	3,600	80,690
Patina Oil & Gas Corp.	100	3,750
Petroleum Development Corp. *	100	3,857
Plains Exploration & Production Co.	200	5,200
Precision Drilling Corp.	200	12,585
Premcor, Inc. *	100	4,217
Southwestern Energy Co.	100	5,069
Sunoco, Inc.	400	32,684
Talisman Energy, Inc.	1,900	51,214
Teekay Shipping Corp.	300	12,633
Tesoro Corp.	600	19,116
Unocal Corp.	700	30,268
Valero Energy Corp.	400	18,160
Vintage Petroleum, Inc.	200	4,538
Williams Companies, Inc.	700	11,403
XTO Energy, Inc.	12,125	428,983

		5,977,268

FINANCIALS 16.0%
Capital Markets 3.7%
A.G. Edwards, Inc.	9,000	388,890
Affiliated Managers Group, Inc. *	200	13,548
American Capital Strategies, Ltd.	300	10,005
Ameritrade Holding Corp. *	16,000	227,520
Bank of New York Co.	1,900	63,498
Bear Stearns Companies, Inc.	700	71,617
Charles Schwab Corp.	4,200	50,232
E*TRADE Financial Corp. *	7,300	109,135
Federated Investors, Inc., Class B	100	3,040
Franklin Resources, Inc.	3,875	269,894
Goldman Sachs Group, Inc.	400	41,616
Investors Financial Services Corp.	5,370	268,392
Knight Trading Group, Inc. *	41,600	455,520
Legg Mason, Inc.	8,900	652,014
Lehman Brothers Holdings, Inc.	400	34,992
Mellon Financial Corp.	500	15,555
Merrill Lynch & Co., Inc.	2,700	161,379
Morgan Stanley	4,400	244,288
Northern Trust Corp.	500	24,290
SEI Investments Co.	11,300	473,809
State Street Corp.	7,100	348,752
T. Rowe Price Group, Inc.	7,275	452,505

		4,380,491

Commercial Banks 2.8%
Bank of America Corp.	14,874	698,929
Banknorth Group, Inc.	8,900	325,740
BB&T Corp.	700	29,435
Colonial BancGroup, Inc.	18,000	382,140
Comerica, Inc.	900	54,918
Compass Bancshares, Inc.	200	9,734
Fifth Third Bancorp	700	33,096
First Horizon National Corp.	100	4,311
Hibernia Corp., Class A	500	14,755
[6]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Huntington Bancshares, Inc.	400	$9,912
KeyCorp	1,300	44,070
M&T Bank Corp.	200	21,568
National City Corp.	1,000	37,550
North Fork Bancorp, Inc.	691	19,935
PNC Financial Services Group, Inc.	700	40,208
Regions Financial Corp.	1,017	36,195
Silicon Valley Bancshares *	100	4,482
SunTrust Banks, Inc.	800	59,104
U.S. Bancorp	9,692	303,554
UnionBanCal Corp.	800	51,584
Wells Fargo & Co.	5,600	348,040
Zions Bancorp	10,200	693,906

		3,223,166

Consumer Finance 1.1%
American Express Co.	5,559	313,361
Capital One Financial Corp.	4,000	336,840
First Marblehead Corp.	4,000	225,000
MBNA Corp.	3,200	90,208
MoneyGram International, Inc. *	15,125	319,742
SLM Corp.	300	16,017

		1,301,168

Diversified Financial Services 1.3%
CIT Group, Inc.	600	27,492
Citigroup, Inc.	18,115	872,781
JPMorgan Chase & Co.	15,188	592,484
Moody's Corp.	100	8,685
Principal Financial Group, Inc.	1,300	53,222

		1,554,664

Insurance 4.0%
ACE, Ltd.	15,500	662,625
AFLAC, Inc.	1,700	67,728
Allmerica Financial Corp. *	200	6,566
Allstate Corp.	2,100	108,612
AMBAC Financial Group, Inc.	6,185	507,974
American Financial Group, Inc.	200	6,262
American International Group, Inc.	8,510	558,852
AON Corp.	1,200	28,632
Assured Guaranty, Ltd. *	31,300	615,671
Chubb Corp.	200	15,380
Cincinnati Financial Corp.	300	13,278
Everest Reinsurance Group, Ltd.	5,100	456,756
Fidelity National Financial, Inc.	701	32,015
First American Financial Corp.	100	3,514
Hartford Financial Services Group, Inc.	8,700	602,997
Jefferson-Pilot Corp.	200	10,392
LandAmerica Financial Group, Inc.	200	10,786
Lincoln National Corp.	5,100	238,068
Loews Corp.	400	28,120
Loews Corp. - Carolina Group	10,400	301,080
Marsh & McLennan Co.	500	16,450
MBIA, Inc.	300	18,984
[7]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MetLife, Inc.	700	$28,357
Nationwide Financial Services, Inc., Class A	200	7,646
Old Republic International Corp.	200	5,060
Progressive Corp.	100	8,484
Reinsurance Group of America, Inc.	500	24,225
RenaissanceRe Holdings, Ltd.	100	5,208
SAFECO Corp.	400	20,896
St. Paul Travelers Companies, Inc.	300	11,121
StanCorp Financial Group, Inc.	100	8,250
Torchmark Corp.	300	17,142
UnumProvident Corp.	500	8,970
XL Capital, Ltd., Class A	2,700	209,655

		4,665,756

Real Estate 0.8%
Boston Properties, Inc. REIT	2,700	174,609
Global Signal, Inc. REIT	6,659	183,389
New Century Financial Corp. REIT	8,500	543,235
The St. Joe Co.	100	6,420

		907,653

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	200	7,994
Countrywide Financial Corp.	14,598	540,272
Fannie Mae	4,200	299,082
Freddie Mac	2,700	198,990
Fremont General Corp.	500	12,590
Golden West Financial Corp.	400	24,568
Independence Community Bank Corp.	200	8,516
IndyMac Bancorp, Inc.	300	10,335
MGIC Investment Corp.	500	34,455
New York Community Bancorp, Inc.	17,777	365,673
PMI Group, Inc.	21,980	917,665
Radian Group, Inc.	400	21,296
Sovereign Bancorp, Inc.	6,700	151,085
Washington Mutual, Inc.	800	33,824
Webster Financial Corp.	200	10,128

		2,636,473

HEALTH CARE 15.7%
Biotechnology 2.7%
Amgen, Inc. *	2,700	173,205
Applera Corp. - Applied Biosystems Group	900	18,819
Celgene Corp. *	4,880	129,466
Gen-Probe, Inc. *	6,280	283,919
Genzyme Corp. *	10,780	625,995
Gilead Sciences, Inc. *	17,345	606,902
ImClone Systems, Inc. *	7,100	327,168
Invitrogen Corp. *	2,580	173,195
MedImmune, Inc. *	16,540	448,399
Millennium Pharmaceuticals, Inc. *	800	9,696
Neurocrine Biosciences, Inc. *	2,820	139,026
Oscient Pharmaceuticals Corp. *	41,100	150,015
United Therapeutics Corp.	200	9,030

		3,094,835

[8]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 5.8%
Bausch & Lomb, Inc.	100	$6,446
Baxter International, Inc.	14,300	493,922
Becton, Dickinson & Co.	900	51,120
Biomet, Inc.	100	4,339
Boston Scientific Corp. *	700	24,885
C.R. Bard, Inc.	16,440	1,051,831
Cytyc Corp. *	27,800	766,446
DENTSPLY International, Inc.	7,860	441,732
Fisher Scientific International, Inc. *	7,790	485,940
Guidant Corp.	3,120	224,952
Hospira, Inc. *	11,790	394,965
Medtronic, Inc.	3,600	178,812
Millipore Corp. *	8,910	443,807
PerkinElmer, Inc.	800	17,992
Smith & Nephew plc, ADR	5,000	258,800
St. Jude Medical, Inc. *	12,900	540,897
Stryker Corp.	1,300	62,725
Thermo Electron Corp. *	8,640	260,842
Thoratec Corp	16,120	167,971
Varian Medical Systems, Inc.	200	8,648
VISX, Inc.	300	7,761
Waters Corp. *	12,490	584,407
Wright Medical Group, Inc. *	100	2,850
Zimmer Holdings, Inc. *	3,650	292,438

		6,774,528

Health Care Providers & Services 3.3%
Advisory Board Co. *	200	7,376
Aetna, Inc.	400	49,900
Amedisys, Inc.	100	3,239
AmerisourceBergen Corp.	400	23,472
Andrx Corp. *	400	8,732
Caremark Rx, Inc. *	15,600	615,108
Cerner Corp.	100	5,317
CIGNA Corp.	600	48,942
Community Health Systems *	12,640	352,403
Covance, Inc.	300	11,625
Coventry Health Care, Inc. *	400	21,232
DaVita, Inc. *	50	1,977
eResearch Technology, Inc.	100	1,585
Express Scripts, Inc. *	100	7,644
HCA, Inc.	200	7,992
Humana, Inc. *	700	20,783
IMS Health, Inc.	251	5,826
Laboratory Corp. of America *	300	14,946
LCA-Vision, Inc.	300	7,017
McKesson Corp.	400	12,584
Medco Health Solutions, Inc. *	990	41,184
PacifiCare Health Systems, Inc., Class A *	500	28,260
Patterson Companies, Inc. *	5,910	256,435
Pediatrix Medical Group, Inc. *	200	12,810
Quest Diagnostics, Inc.	300	28,665
Select Medical Corp.	200	3,520
[9]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Sierra Health Services, Inc. *	200	$11,022
Sunrise Assisted Living, Inc.	100	4,636
Tenet Healthcare Corp. *	8,180	89,816
UnitedHealth Group, Inc.	8,644	760,931
VCA Antech, Inc. *	5,350	104,860
WellChoice, Inc. *	200	10,680
WellPoint, Inc. *	10,400	1,196,000

		3,776,519

Pharmaceuticals 3.9%
Abbott Laboratories	12,975	605,284
Allergan, Inc.	5,020	406,971
Barr Pharmaceuticals, Inc. *	200	9,108
Bristol-Myers Squibb Co.	7,300	187,026
Eli Lilly & Co.	3,000	170,250
Endo Pharmaceuticals Holdings, Inc. *	11,200	235,424
Eon Labs, Inc.	300	8,100
Forest Laboratories, Inc. *	1,300	58,318
Johnson & Johnson	12,982	823,318
Medicis Pharmaceutical Corp., Class A	16,880	592,657
Merck & Co., Inc.	9,100	292,474
Novartis AG, ADR	4,630	234,000
Pfizer, Inc.	31,221	839,533
Wyeth	2,800	119,252

		4,581,715

INDUSTRIALS 11.8%
Aerospace & Defense 1.1%
Boeing Co.	1,400	72,478
General Dynamics Corp.	300	31,380
Goodrich Corp.	200	6,528
Honeywell International, Inc.	1,000	35,410
Lockheed Martin Corp.	500	27,775
Northrop Grumman Corp.	1,100	59,796
Raytheon Co.	500	19,415
Rockwell Collins, Inc.	15,000	591,600
United Defense Industries, Inc. *	200	9,450
United Technologies Corp.	4,580	473,343

		1,327,175

Air Freight & Logistics 0.8%
CNF Transportation, Inc.	6,300	315,630
EGL, Inc. *	400	11,956
Expeditors International of Washington, Inc.	3,380	188,874
FedEx Corp.	400	39,396
Ryder System, Inc.	300	14,331
United Parcel Service, Inc., Class B	4,595	392,689

		962,876

Airlines 0.9%
Alaska Air Group, Inc.	200	6,698
AMR Corp. *	1,300	14,235
Continental Airlines, Inc., Class B	700	9,478
Delta Air Lines, Inc. *	1,500	11,220
[10]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines continued
JetBlue Airways Corp. *	13,040	$302,789
Northwest Airlines Corp., Class A	400	4,372
Southwest Airlines Co.	45,200	735,856

		1,084,648

Building Products 0.4%
American Standard Companies, Inc. *	3,780	156,190
Masco Corp.	7,100	259,363
USG Corp.	300	12,081

		427,634

Commercial Services & Supplies 3.5%
Adesa, Inc.	26,300	558,086
Apollo Group, Inc., Class A *	5,700	460,047
Brinks Co.	100	3,952
Career Education Corp. *	17,150	686,000
CDI Corp.	16,400	350,632
Cendant Corp.	3,300	77,154
Cintas Corp.	300	13,158
Copart, Inc.	300	7,896
Corporate Executive Board Co.	6,100	408,334
Dun & Bradstreet Corp.	100	5,965
Equifax, Inc.	300	8,430
Gevity HR, Inc.	100	2,056
Heidrick & Struggles International, Inc. *	7,500	257,025
Herman Miller, Inc.	100	2,763
ITT Educational Services, Inc.	100	4,755
Manpower, Inc.	3,450	166,635
Monster Worldwide, Inc. *	10,250	344,810
Pitney Bowes, Inc.	100	4,628
R. R. Donnelley & Sons Co.	14,000	494,060
Republic Services, Inc., Class A	200	6,708
Resources Connection, Inc.	100	5,431
Robert Half International, Inc.	6,450	189,823
Sotheby's Holdings, Inc., Class A	200	3,632
Waste Management, Inc.	800	23,952

		4,085,932

Construction & Engineering 0.0%
Shaw Group, Inc.	200	3,570

Electrical Equipment 0.4%
American Power Conversion Corp.	500	10,700
Cooper Industries, Ltd., Class A	200	13,578
Emerson Electric Co.	800	56,080
Rockwell Automation, Inc.	2,600	128,830
Roper Industries, Inc.	3,800	230,926

		440,114

Industrial Conglomerates 1.7%
3M Co.	2,800	229,796
General Electric Co.	41,999	1,532,964
Textron, Inc.	200	14,760
Tyco International, Ltd.	7,100	253,754

		2,031,274

[11]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.0%
AGCO Corp. *	13,700	$299,893
Caterpillar, Inc.	500	48,755
Cummins, Inc.	200	16,758
Danaher Corp.	300	17,223
Deere & Co.	700	52,080
Dover Corp.	300	12,582
Eaton Corp.	2,900	209,844
Illinois Tool Works, Inc.	700	64,876
Ingersoll-Rand Co., Ltd., Class A	3,190	256,157
Joy Global, Inc.	6,300	273,609
Mueller Industries, Inc.	200	6,440
Navistar International Corp. *	400	17,592
Paccar, Inc.	8,200	659,936
Pall Corp.	10,300	298,185
Parker-Hannifin Corp.	200	15,148
SPX Corp.	700	28,042
Wabash National Corp. *	200	5,386

		2,282,506

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	200	9,462
CSX Corp.	100	4,008
J.B. Hunt Transport Services, Inc.	400	17,940
Laidlaw International, Inc.	28,100	601,340
Norfolk Southern Corp.	13,200	477,708
Swift Transportation Co., Inc.	500	10,740

		1,121,198

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	200	13,324

INFORMATION TECHNOLOGY 18.8%
Communications Equipment 3.4%
ADTRAN, Inc.	500	9,570
Avaya, Inc. *	16,056	276,163
CIENA Corp. *	2,800	9,352
Cisco Systems, Inc. *	32,186	621,190
CommScope, Inc. *	100	1,890
Comverse Technology, Inc. *	22,740	555,993
Ditech Communications Corp.	100	1,495
Extreme Networks, Inc.	500	3,275
F5 Networks, Inc. *	3,120	152,006
Harris Corp.	3,650	225,534
Juniper Networks, Inc. *	14,553	395,696
Lucent Technologies, Inc. *	130,400	490,304
Motorola, Inc.	24,700	424,840
Polycom, Inc. *	200	4,664
QUALCOMM, Inc.	14,688	622,771
Research In Motion, Ltd. *	1,125	92,723
Scientific-Atlanta, Inc.	800	26,408
Sonus Networks, Inc.	400	2,292
Tellabs, Inc. *	600	5,154

		3,921,320

Computers & Peripherals 2.1%
Apple Computer, Inc. *	300	19,320
Avid Technology, Inc.	3,225	199,144
Brocade Communications Systems, Inc. *	1,400	10,696
[12]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Dell, Inc. *	21,050	$887,047
Electronics For Imaging, Inc. *	100	1,741
Hewlett-Packard Co.	13,900	291,483
International Business Machines Corp.	5,500	542,190
Lexmark International, Inc., Class A *	4,800	408,000
Maxtor Corp. *	1,400	7,420
NCR Corp. *	300	20,769
Storage Technology Corp. *	600	18,966
Sun Microsystems, Inc. *	12,500	67,250
UNOVA, Inc.	100	2,529
Western Digital Corp. *	700	7,588

		2,484,143

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc. *	1,700	40,970
Amphenol Corp., Class A	600	22,044
CDW Corp.	200	13,270
Cognex Corp.	100	2,790
Ingram Micro, Inc., Class A *	700	14,560
Jabil Circuit, Inc. *	700	17,906
Molex, Inc., Class A	475	12,659
Sanmina-SCI Corp. *	2,000	16,940
Symbol Technologies, Inc.	100	1,730
Tech Data Corp. *	400	18,160
Trimble Navigation, Ltd.	100	3,304

		164,333

Internet Software & Services 0.6%
DoubleClick, Inc.	500	3,890
FileNet Corp.	200	5,152
InfoSpace, Inc. *	300	14,265
Openwave Systems, Inc.	200	3,092
United Online, Inc.	800	9,224
ValueClick, Inc. *	500	6,665
VeriSign, Inc. *	6,780	227,265
WebEx Communications, Inc.	100	2,378
Websense, Inc.	200	10,144
Yahoo!, Inc. *	10,670	402,046

		684,121

IT Services 1.4%
Acxiom Corp.	500	13,150
Affiliated Computer Services, Inc., Class A *	600	36,114
Alliance Data Systems Corp. *	5,800	275,384
Automatic Data Processing, Inc.	1,800	79,830
Ceridian Corp. *	10,970	200,531
CheckFree Corp. *	700	26,656
Computer Sciences Corp. *	700	39,459
Convergys Corp. *	600	8,994
DST Systems, Inc.	7,600	396,112
Earthlink, Inc.	1,000	11,520
Electronic Data Systems Corp.	1,500	34,650
First Data Corp.	900	38,286
Iron Mountain, Inc.	14,000	426,860
Sabre Holdings, Inc., Class A	800	17,728

		1,605,274

[13]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	1,600	$35,232
Agere Systems, Inc., Class A	1,700	2,329
Altera Corp. *	16,600	343,620
Analog Devices, Inc.	11,300	417,196
Applied Materials, Inc. *	4,900	83,790
Applied Micro Circuits Corp. *	1,500	6,315
Atmel Corp.	5,400	21,168
Broadcom Corp., Class A *	5,700	183,996
Cabot Microelectronics Corp.	300	12,015
Cree, Inc. *	700	28,056
Cymer, Inc.	100	2,954
Freescale Semiconductor, Inc., Class A	700	12,474
Freescale Semiconductor, Inc., Class B	2,726	50,049
Integrated Circuit System, Inc. *	11,710	244,973
Integrated Device Technology, Inc.	400	4,624
Intel Corp.	21,100	493,529
Intersil Holding Corp., Class A	1,000	16,740
KLA-Tencor Corp. *	4,600	214,268
Lam Research Corp. *	700	20,237
Linear Technology Corp.	6,700	259,692
LSI Logic Corp. *	1,600	8,768
Marvell Technology Group, Ltd. *	5,180	183,735
Maxim Integrated Products, Inc.	4,965	210,466
Micrel, Inc.	300	3,306
Microchip Technology, Inc.	700	18,662
Micron Technology, Inc. *	2,800	34,580
National Semiconductor Corp. *	1,800	32,310
Novellus Systems, Inc. *	15,870	442,614
PMC-Sierra, Inc. *	32,090	361,013
Rambus, Inc. *	400	9,200
Semtech Corp. *	300	6,561
Silicon Image, Inc. *	300	4,938
Teradyne, Inc. *	300	5,121
Texas Instruments, Inc.	3,100	76,322
Xilinx, Inc.	10,300	305,395

		4,156,248

Software 7.6%
Activision, Inc. *	600	12,108
Adobe Systems, Inc.	300	18,822
Amdocs, Ltd.	20,820	546,525
Autodesk, Inc.	800	30,360
BEA Systems, Inc.	90,500	801,830
BMC Software, Inc. *	1,000	18,600
Cadence Design Systems, Inc. *	46,000	635,260
Check Point Software Technologies, Ltd.	12,200	300,486
Citrix Systems, Inc. *	32,700	802,131
Computer Associates International, Inc.	800	24,848
Compuware Corp. *	1,000	6,470
Electronic Arts, Inc. *	6,800	419,424
FactSet Research Systems, Inc.	100	5,844
Fair, Issac & Co., Inc.	300	11,004
Internet Security Systems, Inc.	400	9,300
Intuit, Inc. *	3,400	149,634
Macrovision Corp.	100	2,572
[14]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
McAfee, Inc. *	9,120	$263,842
Mercury Interactive Corp. *	11,000	501,050
Microsoft Corp.	52,974	1,414,936
MicroStrategy, Inc. Class A	100	6,025
NAVTEQ Corp.	1,730	80,203
Oracle Corp. *	125,005	1,715,069
Red Hat, Inc. *	11,270	150,454
RSA Security, Inc. *	500	10,030
Siebel Systems, Inc. *	1,200	12,600
Sybase, Inc. *	1,100	21,945
Symantec Corp. *	11,240	289,542
Synopsys, Inc.	700	13,734
Take Two Interactive Software, Inc.	300	10,437
THQ, Inc.	400	9,176
TIBCO Software, Inc. *	1,400	18,676
Veritas Software Corp. *	18,790	536,454

		8,849,391

MATERIALS 3.9%
Chemicals 1.7%
Air Products & Chemicals, Inc.	11,500	666,655
Cabot Corp.	100	3,868
Dow Chemical Co.	700	34,657
DuPont	2,000	98,100
Eastman Chemical Co.	200	11,546
Engelhard Corp.	300	9,201
Georgia Gulf Corp.	400	19,920
Lyondell Chemical Co.	13,100	378,852
Monsanto Co.	5,700	316,635
OM Group, Inc.	300	9,726
PPG Industries, Inc.	6,000	408,960
Praxair, Inc.	200	8,830
Rohm & Haas Co.	400	17,692
W.R. Grace & Co.	500	6,805

		1,991,447

Construction Materials 0.0%
Eagle Materials, Inc. Class B	193	16,270
Vulcan Materials Co.	200	10,922

		27,192

Containers & Packaging 0.6%
Ball Corp.	7,700	338,646
Crown Holdings, Inc.	500	6,870
Owens-Illinois, Inc. *	700	15,855
Packaging Corp. of America	14,000	329,700
Smurfit-Stone Container Corp. *	300	5,604

		696,675

Metals & Mining 1.0%
AK Steel Holding Corp. *	600	8,682
Alcoa, Inc.	9,300	292,206
Cleveland Cliffs, Inc.	100	10,386
GrafTech International, Ltd.	13,600	128,656
Inco, Ltd.	100	3,678
Massey Energy Co.	7,000	244,650
Nucor Corp.	300	15,702
[15]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Phelps Dodge Corp.	3,458	$342,065
Schnitzer Steel Industries, Inc. Class A	100	3,393
Southern Peru Copper Corp.	100	4,721
Steel Dynamics, Inc.	100	3,788
United States Steel Corp.	600	30,750
Worthington Industries, Inc.	300	5,874

		1,094,551

Paper & Forest Products 0.6%
Georgia-Pacific Corp.	1,500	56,220
International Paper Co.	300	12,600
Louisiana-Pacific Corp.	1,000	26,740
MeadWestvaco Corp.	10,500	355,845
Neenah Paper, Inc.	39	1,272
Potlatch Corp.	100	5,058
Weyerhaeuser Co.	4,000	268,880

		726,615

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 1.1%
ALLTEL Corp.	400	23,504
AT&T Corp.	900	17,154
BellSouth Corp.	6,100	169,519
CenturyTel, Inc.	600	21,282
Citizens Communications Co.	3,200	44,128
Covad Communications Group, Inc.	434	933
Qwest Communications International, Inc. *	500	2,220
SBC Communications, Inc.	14,600	376,242
Sprint Corp.	900	22,365
Verizon Communications, Inc.	15,050	609,675

		1,287,022

Wireless Telecommunication Services 2.0%
Alamosa Holdings, Inc. *	500	6,235
American Tower Systems Corp., Class A *	28,510	524,584
Crown Castle International Corp. *	18,870	313,997
Leap Wireless International, Inc.	20,000	540,000
Nextel Communications, Inc., Class A *	3,200	96,000
SpectraSite, Inc. *	7,740	448,146
Western Wireless Corp., Class A *	15,000	439,500

		2,368,462

UTILITIES 1.7%
Electric Utilities 1.4%
Allete, Inc.	8,766	322,151
American Electric Power Co., Inc.	1,100	37,774
DPL, Inc.	15,000	376,650
Edison International Corp.	500	16,015
Exelon Corp.	400	17,628
FirstEnergy Corp.	10,000	395,100
FPL Group, Inc.	5,200	388,700
PG&E Corp. *	500	16,640
Progress Energy, Inc.	2,800	364

		1,571,022

[16]

EVERGREEN MASTERS FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.3%
Aquila, Inc.	59,400	$219,186
Calpine Corp. *	1,300	5,122
CMS Energy Corp. *	600	6,270
Duke Energy Corp.	5,025	127,283
ONEOK, Inc.	100	2,842

		360,703

Total Common Stocks (cost $94,299,689)		115,801,922

WARRANTS 0.0%
FINANCIALS 0.0%
Commercial Banks 0.0%
Dime Bancorp, Inc., Expiring 11/22/2005 * (cost $277)	1,000	190

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $752,840)	752,840	752,840

Total Investments (cost $95,052,806) 100.1%		116,554,952
Other Assets and Liabilities (0.1%)		(120,969)

Net Assets 100.0%		$116,433,983

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $96,561,145. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,930,721 and $1,936,914, respectively, with a net unrealized appreciation of $19,993,807.

[16]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 17.4%
Hotels, Restaurants & Leisure 3.5%
Applebee's International, Inc.	241,250	$6,381,063
International Game Technology	218,103	7,498,381
Las Vegas Sands Corp. *	24,600	1,180,800
Shuffle Master, Inc. þ *	207,222	9,760,156

		24,820,400

Household Durables 1.5%
Pulte Homes, Inc.	171,000	10,909,800

Media 1.4%
Washington Post Co., Class B	9,900	9,731,898

Multi-line Retail 1.4%
Family Dollar Stores, Inc.	316,500	9,884,295

Specialty Retail 6.4%
American Eagle Outfitters, Inc.	155,000	7,300,500
Claire's Stores, Inc.	414,700	8,812,375
Pacific Sunwear of California, Inc. *	340,124	7,571,160
PETCO Animal Supplies, Inc. *	271,000	10,699,080
Rent-A-Center, Inc. *	397,400	10,531,100

		44,914,215

Textiles, Apparel & Luxury Goods 3.2%
Coach, Inc. *	300,211	16,931,900
Columbia Sportswear Co. þ *	100,700	6,002,727

		22,934,627

CONSUMER STAPLES 5.6%
Food & Staples Retailing 1.8%
United Natural Foods, Inc. þ *	409,696	12,741,546

Food Products 1.4%
McCormick & Co., Inc. þ	255,100	9,846,860

Personal Products 2.4%
Estee Lauder Companies, Inc., Class A	127,800	5,849,406
NBTY, Inc. *	450,200	10,809,302

		16,658,708

ENERGY 3.9%
Energy Equipment & Services 2.2%
Diamond Offshore Drilling, Inc. þ	245,300	9,824,265
Weatherford International, Ltd. *	119,800	6,145,740

		15,970,005

Oil & Gas 1.7%
Chesapeake Energy Corp.	360,400	5,946,600
EOG Resources, Inc.	84,300	6,015,648

		11,962,248

FINANCIALS 8.1%
Capital Markets 3.9%
Affiliated Managers Group, Inc. þ *	163,749	11,092,357
Ameritrade Holding Corp. *	601,067	8,547,173
Janus Capital Group, Inc.	484,500	8,144,445

		27,783,975

Diversified Financial Services 1.2%
Chicago Mercantile Exchange Holdings, Inc. þ	37,651	8,610,784

[1]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.2%
Fidelity National Financial, Inc.	182,600	$8,339,342

Real Estate 1.8%
Forest City Enterprises, Inc.	99,100	5,703,205
ProLogis Trust REIT	156,100	6,763,813

		12,467,018

HEALTH CARE 23.4%
Biotechnology 4.6%
Charles River Laboratories International, Inc. þ *	146,200	6,726,662
Genzyme Corp. *	102,600	5,957,982
Martek Biosciences Corp. þ *	381,000	19,507,200

		32,191,844

Health Care Equipment & Supplies 5.4%
Cytyc Corp. *	467,300	12,883,461
Inamed Corp. *	137,700	8,709,525
Smith & Nephew plc	769,258	7,858,342
St. Jude Medical, Inc. *	201,000	8,427,930

		37,879,258

Health Care Providers & Services 5.2%
AmerisourceBergen Corp.	171,200	10,046,016
Community Health Systems *	194,200	5,414,296
Coventry Health Care, Inc. *	157,119	8,339,877
Renal Care Group, Inc. *	172,250	6,199,277
Tenet Healthcare Corp. *	639,000	7,016,220

		37,015,686

Pharmaceuticals 8.2%
Allergan, Inc.	105,800	8,577,206
Barr Pharmaceuticals, Inc. *	193,700	8,821,098
Endo Pharmaceuticals Holdings, Inc. *	365,800	7,689,116
Mylan Laboratories, Inc. þ	742,400	13,125,632
Sepracor, Inc. þ *	163,100	9,683,247
Shire Pharmaceuticals Group plc, ADR þ *	321,319	10,266,142

		58,162,441

INDUSTRIALS 7.5%
Airlines 2.2%
jetBlue Airways Corp. þ *	669,700	15,550,434

Commercial Services & Supplies 5.3%
Career Education Corp. *	558,500	22,340,000
HNI Corp.	174,900	7,529,445
Monster Worldwide, Inc. *	229,600	7,723,744

		37,593,189

INFORMATION TECHNOLOGY 24.6%
Communications Equipment 4.5%
ADTRAN, Inc.	643,289	12,312,552
F5 Networks, Inc. þ *	265,800	12,949,776
Juniper Networks, Inc. *	242,174	6,584,711

		31,847,039

Computers & Peripherals 1.9%
palmOne, Inc. þ *	166,850	5,264,117
QLogic Corp. *	218,300	8,018,159

		13,282,276

[2]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.4%
Flextronics International, Ltd.	1,233,500	$17,046,970

Internet Software & Services 4.5%
InfoSpace, Inc. þ *	131,325	6,244,504
SINA Corp. þ *	504,300	16,167,858
VeriSign, Inc. *	280,100	9,388,952

		31,801,314

IT Services 2.7%
Alliance Data Systems Corp. *	199,400	9,467,512
Cognizant Technology Solutions Corp., Class A *	222,100	9,401,493

		18,869,005

Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc. þ *	500,100	11,012,202
Lam Research Corp. þ *	402,202	11,627,660
Marvell Technology Group, Ltd. *	429,000	15,216,630
Xilinx, Inc.	232,800	6,902,520

		44,759,012

Software 2.3%
Autodesk, Inc.	134,700	5,111,865
Intuit, Inc. *	255,200	11,231,352

		16,343,217

MATERIALS 4.0%
Chemicals 1.2%
Scotts Co., Class A *	112,100	8,241,592

Metals & Mining 1.6%
United States Steel Corp. þ	227,700	11,669,625

Paper & Forest Products 1.2%
Louisiana-Pacific Corp.	309,100	8,265,334

TELECOMMUNICATION SERVICES 3.3%
Wireless Telecommunication Services 3.3%
Turkcell Iletisim Hizmetleri, ADR þ	741,003	13,412,154
Vimpel Communications, ADR þ *	272,349	9,842,693

		23,254,847

UTILITIES 0.9%
Multi-Utilities & Unregulated Power 0.9%
AES Corp. *	443,400	6,061,278

Total Common Stocks (cost $566,485,886)		697,410,082

SHORT-TERM INVESTMENTS 19.4%
MUTUAL FUND SHARES 19.4%
Evergreen Institutional Money Market Fund ø	9,075,959	9,075,959
Navigator Prime Portfolio þþ	127,821,365	127,821,365

Total Short-Term Investments (cost $136,897,324)		136,897,324

Total Investments (cost $703,383,210) 118.1%		834,307,406
Other Assets and Liabilities (18.1%)		(127,589,597)

Net Assets 100.0%		$706,717,809

[3]

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $704,994,058. The gross unrealized appreciation and depreciation on securities based on tax cost was $136,631,789 and $7,318,441, respectively, with a net unrealized appreciation of $129,313,348.

[4]

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 17.7%
Hotels, Restaurants & Leisure 4.5%
International Game Technology	595,000	$20,456,100
Shuffle Master, Inc. þ	300,000	14,130,000
Starbucks Corp. *	319,200	19,905,312

		54,491,412

Internet & Catalog Retail 6.5%
Amazon.com, Inc. *	777,800	34,448,762
eBay, Inc. *	370,000	43,023,600

		77,472,362

Specialty Retail 4.2%
Best Buy Co., Inc.	370,000	21,985,400
Chico's FAS, Inc. þ *	632,980	28,819,579

		50,804,979

Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	410,000	23,124,000
Deckers Outdoor Corp. þ	150,000	7,048,500

		30,172,500

CONSUMER STAPLES 5.3%
Beverages 0.8%
PepsiCo, Inc.	180,000	9,396,000

Food & Staples Retailing 0.8%
BJ's Wholesale Club, Inc. þ *	345,000	10,049,850

Food Products 2.2%
McCormick & Co., Inc.	670,000	25,862,000

Personal Products 1.5%
Estee Lauder Companies, Inc., Class A	400,000	18,308,000

ENERGY 6.6%
Energy Equipment & Services 2.1%
Rowan Companies, Inc.	565,000	14,633,500
Weatherford International, Ltd.	210,000	10,773,000

		25,406,500

Oil & Gas 4.5%
Apache Corp.	523,000	26,448,110
Teekay Shipping Corp. þ	252,176	10,619,131
XTO Energy, Inc. þ	477,800	16,904,564

		53,971,805

FINANCIALS 2.5%
Consumer Finance 2.5%
American Express Co.	540,000	30,439,800

HEALTH CARE 14.5%
Health Care Equipment & Supplies 6.8%
Alcon, Inc.	170,000	13,702,000
Cooper Companies, Inc. þ	195,000	13,765,050
Medtronic, Inc.	279,001	13,857,980
Millipore Corp. *	246,350	12,270,693
St. Jude Medical, Inc. *	500,000	20,965,000
Stryker Corp.	135,000	6,513,750

		81,074,473

[1]

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 5.9%
Aetna, Inc.	175,250	$21,862,438
American Healthways, Inc. þ	500,250	16,528,260
Caremark Rx, Inc. *	820,000	32,332,600

		70,723,298

Pharmaceuticals 1.8%
Endo Pharmaceuticals Holdings, Inc.	580,000	12,191,600
Mylan Laboratories, Inc. þ	550,000	9,724,000

		21,915,600

INDUSTRIALS 12.7%
Aerospace & Defense 2.0%
L-3 Communications Holdings, Inc.	165,000	12,084,600
Lockheed Martin Corp.	220,000	12,221,000

		24,305,600

Building Products 1.0%
Masco Corp.	330,000	12,054,900

Commercial Services & Supplies 1.3%
Cendant Corp.	649,729	15,190,664

Electrical Equipment 2.1%
Cooper Industries, Ltd., Class A *	370,000	25,119,300

Industrial Conglomerates 4.5%
General Electric Co.	840,000	30,660,000
Tyco International, Ltd.	650,000	23,231,000

		53,891,000

Trading Companies & Distributors 1.8%
Fastenal Co. þ	360,000	22,161,600

INFORMATION TECHNOLOGY 36.5%
Communications Equipment 7.9%
Cisco Systems, Inc. *	622,282	12,010,043
Corning, Inc. *	1,400,000	16,478,000
Motorola, Inc.	1,670,000	28,724,000
QUALCOMM, Inc.	710,000	30,104,000
Research In Motion, Ltd.	90,000	7,417,800

		94,733,843

Computers & Peripherals 5.6%
Apple Computer, Inc. *	260,000	16,744,000
Dell, Inc. *	570,000	24,019,800
EMC Corp. *	1,275,000	18,959,250
palmOne, Inc. þ	230,000	7,256,500

		66,979,550

Electronic Equipment & Instruments 1.2%
Flextronics International, Ltd.	1,015,000	14,027,300

Internet Software & Services 6.8%
SINA Corp. þ	505,000	16,190,300
VeriSign, Inc. *	1,020,000	34,190,400
Yahoo!, Inc. *	830,000	31,274,400

		81,655,100

IT Services 5.6%
Affiliated Computer Services, Inc., Class A þ *	525,000	31,599,750
Cognizant Technology Solutions Corp., Class A *	830,000	35,133,900

		66,733,650

[2]

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 1.0%
Zebra Technologies Corp., Class A þ	217,500	$12,240,900

Semiconductors & Semiconductor Equipment 5.7%
Altera Corp.	600,000	12,420,000
Intel Corp.	801,195	18,739,951
Marvell Technology Group, Ltd. þ	555,000	19,685,850
Texas Instruments, Inc.	730,000	17,972,600

		68,818,401

Software 2.7%
Microsoft Corp.	1,226,186	32,751,428

MATERIALS 2.9%
Chemicals 1.2%
Air Products & Chemicals, Inc.	250,000	14,492,500

Metals & Mining 1.7%
Massey Energy Co. þ	578,600	20,222,070

Total Common Stocks (cost $963,488,208)		1,185,466,385

SHORT-TERM INVESTMENTS 11.7%
MUTUAL FUND SHARES 11.7%
Evergreen Institutional U.S. Government Money Market Fund ø	5,658,706	5,658,706
Navigator Prime Portfolioþþ	135,195,037	135,195,037

Total Short-Term Investments (cost $140,853,743)		140,853,743

Total Investments (cost $1,104,341,951) 110.4%		1,326,320,128
Other Assets and Liabilities (10.4%)		(124,767,277)

Net Assets 100.0%		$1,201,552,851

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,113,418,651. The gross unrealized appreciation and depreciation on securities based on tax cost was $217,598,936 and $4,697,459, respectively, with a net unrealized appreciation of $212,901,477.

[3]

Item 2 - Controls and Procedures

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: 2/28/05

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: 2/28/05